     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 28, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                        POST-EFFECTIVE AMENDMENT NO. 14

                                      AND

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                AMENDMENT NO. 13

                                MERRIMAC SERIES
               (Exact Name of Registrant as Specified in Charter)
                              200 CLARENDON STREET
                                Mail Code LEG13
                          BOSTON, MASSACHUSETTS 02116
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (617) 937-7763
                          Rainer L.C. Frost, Secretary
                         INVESTORS BANK & TRUST COMPANY
                                Mail Code LEG13
                              200 CLARENDON STREET
                          BOSTON, MASSACHUSETTS 02116
                    (Name and Address of Agent for Service)

                                    Copy to:
                              Philip Newman, Esq.
                              Goodwin Procter LLP
                                 Exchange Place
                                Boston, MA 02109

      Merrimac Master Portfolio also executed this Registration Statement.

    Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

 It is proposed that this filing will become effective (check appropriate box)

[ ]     immediately upon filing pursuant to paragraph (b)
[X]     on May 1, 2006 pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(2) of rule 485.

To: The Securities and Exchange Commission

The Registrant submits this Post-Effective Amendment No. 13 to its Registration Statement under the Securities Act of 1933 (Registration No. 333-49693) and this Amendment No. 12 to its Registration Statement under the Investment Company Act of 1940 (Registration No. 811-08741).

                                 Merrimac Logo


MAY 1, 2006                                                          PROSPECTUS


-------------------------------------------------------------------------------

                               MERRIMAC SERIES

MERRIMAC CASH SERIES

MERRIMAC PRIME SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC U.S. GOVERNMENT SERIES

MERRIMAC MUNICIPAL SERIES

                             INSTITUTIONAL CLASS

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Nottingham Class and Investment Class. This Prospectus covers only the Institutional Class. The Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

 CONTENTS


THE FUNDS                                                               Page
RISK/RETURN SUMMARIES ......................................................   1

Cash Series ................................................................   2

Prime Series ...............................................................   4

Treasury Series ............................................................   6

Treasury Plus Series .......................................................   8

U.S. Government Series .....................................................  10

Municipal Series ...........................................................  12

SUMMARY OF PRINCIPAL RISKS  ................................................  14

FUNDS' MANAGEMENT  .........................................................  15

SHAREHOLDER INFORMATION ....................................................  16

Purchases ..................................................................  16

Redemptions ................................................................  17

Valuation of Shares ........................................................  19

Dividends and Distributions ................................................  19

Federal Taxes ..............................................................  19

Class Expenses and Shareholder Servicing Plan ..............................  20

Master/Feeder Structure ....................................................  20

Disclosure of Portfolio Holdings ...........................................  20

Privacy Policy .............................................................  20

FINANCIAL HIGHLIGHTS .......................................................  22

APPENDIX A -- Description of Securities In Which the Portfolios Can Invest .  23

FOR MORE INFORMATION ...............................................  Back Cover

                            RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.


The Funds are organized in a "master-feeder" structure and unlike funds that directly acquire and manage their own portfolios of securities each Fund seeks to achieve its investment objectives by investing all of its investable assets in a series of the Merrimac Master Portfolio (each, a "Portfolio"), an open-end management investment company. Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.


    FEEDER FUND                                    MASTER PORTFOLIO

Merrimac Cash Series                         Merrimac Cash Portfolio
                                               ("Cash Portfolio")
Merrimac Prime Series                        Merrimac Prime Portfolio
                                               ("Prime Portfolio")
Merrimac Treasury Series                     Merrimac Treasury Portfolio
                                               ("Treasury Portfolio")
Merrimac Treasury Plus Series                Merrimac Treasury Plus Portfolio
                                               ("Treasury Plus Portfolio")
Merrimac U.S. Government Series              Merrimac U.S. Government Portfolio
                                               ("U.S. Government Portfolio")
Merrimac Municipal Series                    Merrimac Municipal Portfolio
                                               ("Municipal Portfolio")


The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the investment sub-advisers (each a "Sub-Adviser") of each Fund's investment policies and guidelines.

Each Fund's Sub-Adviser structures the Fund's portfolio based on the Sub-Adviser's outlook on interest rates, market conditions, and liquidity needs. The Sub-Adviser monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Money market funds can be confused with savings accounts. The Funds are not savings accounts but, rather, money market mutual funds that each issue and redeem at the Fund's per share net asset value ("NAV"). Each Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in a Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

                              MERRIMAC CASH SERIES
--------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Cash Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:


    o Interest rate risk    o Credit risk   o Company risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------
>  FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INSTITUTIONAL CLASS

                1999                4.96%
                2000                6.25%
                2001                4.05%
                2002                1.62%
                2003                0.88%
                2004                0.99%
                2005                2.79%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.61% (quarter ending 12/31/00) and the lowest total return for a quarter was 0.18% (quarter ending 3/ 31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                          1 YEAR    5 YEARS   LIFE OF FUND    INCEPTION DATE

    Cash Series* --
    Institutional Class    2.79%      2.06%      3.20%         June 25, 1998

    * From September 1, 1998 to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the Cash Portfolio. The team of investment professionals currently involved in the management of the Cash Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the Cash Portfolio at Opus Investment Management, Inc. Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005. Because the Adviser voluntarily waived a portion of its management fee actual total operating expenses for the fiscal year ended December 31, 2005 were 0.41%.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                            INSTITUTIONAL CLASS

    Management Fees                                                0.17%
    Distribution (12b-1) Fees                                      None
    Other Expenses(1)                                              0.28
                                                                   ----
    Total Annual Fund Operating Expenses                           0.45%
                                                                   ====

    (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR        3 YEARS             5 YEARS        10 YEARS


           $46           $144                $252           $567

                             MERRIMAC PRIME SERIES
-------------------------------------------------------------------------------

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     60 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Prime Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:


    o Interest rate risk    o Credit risk   o Company risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INSTITUTIONAL CLASS

                2004                0.97%
                2005                2.73%

    During the period shown in the bar chart, the highest total return for a quarter was 0.90% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.16% (quarter ending 3/ 31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                             1 YEAR       LIFE OF FUND           INCEPTION DATE

    Prime Series --
    Institutional Class        2.73%         1.57%               June 20, 2003


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                            INSTITUTIONAL CLASS

    Management Fees                                                0.17%
    Distribution (12b-1) Fees                                      None
    Other Expenses(1)                                              0.32
                                                                   ----
    Total Annual Fund Operating Expenses                           0.49%
                                                                   ====

    (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $50                $157              $274              $616

                            MERRIMAC TREASURY SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Treasury obligations     Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     60 days or less dollar-
                               weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds, subject to regulatory limitations, that invest exclusively in such instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISK OF INVESTING IN THE FUND

    The primary risk in investing in the Fund is as follows:

    o Interest rate risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INSTITUTIONAL CLASS

                1999                4.26%
                2000                5.55%
                2001                3.58%
                2002                1.28%
                2003                0.61%
                2004                0.76%
                2005                2.54%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.46% (quarter ending 12/31/00) and the lowest total return for a quarter was 0.12% (quarters ending 12/31/03, 3/31/04, and 6/30/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                           1 YEAR    5 YEARS    LIFE OF FUND    INCEPTION DATE

    Treasury Series --
    Institutional Class     2.54%     1.75%         2.75%        June 25, 1998

    * Prior to January 4, 1999 Aeltus Investment Management, Inc. acted as investment-sub-adviser for the Treasury Portfolio.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES

    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                            INSTITUTIONAL CLASS

    Management Fees                                                0.17%
    Distribution (12b-1) Fees                                      None
    Other Expenses(1)                                              0.30
                                                                   ----
    Total Annual Fund Operating Expenses                           0.47%
                                                                   ====

    (1) Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $48                $151              $263              $591

                         MERRIMAC TREASURY PLUS SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Treasury related         Declared daily and
income consistent with         obligations                   distributed monthly
preserving principal and
liquidity.                     AVERAGE PORTFOLIO DURATION
                               60 days or less dollar-
                               weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Plus Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:


    o Interest rate risk       o Credit risk            o Government-sponsored
                                                          enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INSTITUTIONAL CLASS

                2000                5.87%
                2001                3.49%
                2002                1.25%
                2003                0.65%
                2004                0.87%
                2005                2.74%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.54% (quarters ending 9/30/00 and 12/ 31/00) and the lowest total return for a quarter was 0.13% (quarters ending 3/31/04 and 6/30/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                                1 YEAR  5 YEARS  LIFE OF FUND   INCEPTION DATE

    Treasury Plus Series --
    Institutional Class          2.74%    1.80%     2.75%      January 22, 1999


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                           INSTITUTIONAL CLASS

    Management Fees                                               0.17%
    Distribution (12b-1) Fees                                     None
    Other Expenses(1)                                             0.31
                                                                  ----
    Total Annual Fund Operating Expenses                          0.48%
                                                                  ====

    (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $49                $154              $269              $604

                        MERRIMAC U.S. GOVERNMENT SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Government obligations   Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac U.S. Government Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk       o Credit risk           o Government-sponsored
                                                         enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INSTITUTIONAL CLASS

                2000                5.94%
                2001                3.81%
                2002                1.60%
                2003                0.80%
                2004                0.98%
                2005                2.75%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending 12/31/00) and the lowest total return for a quarter was 0.17% (quarter ending 9/30/03).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                                1 YEAR   5 YEARS  LIFE OF FUND  INCEPTION DATE

    U.S. Government Series* --
    Institutional Class          2.75%     1.98%      2.81%     June 29, 1999

    * From the inception date until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the U.S. Government Portfolio. The team of investment professionals currently involved in the management of the U.S. Government Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the U.S. Government Portfolio at Opus Investment Management, Inc.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                           INSTITUTIONAL CLASS

    Management Fees                                               0.17%
    Distribution (12b-1) Fees                                     None
    Other Expenses(1)                                             0.27
                                                                  ----
    Total Annual Fund Operating Expenses                          0.44%
                                                                  ====

    (1) Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $45                $141              $246              $555

                           MERRIMAC MUNICIPAL SERIES
--------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks to preserve principal    Federally tax-exempt money    Declared daily and
and liquidity while providing  market instruments            distributed monthly
current income exempt from
Federal income tax.            AVERAGE PORTFOLIO DURATION
                               90 days or less dollar-weighted
                               average maturity


    ABN AMRO Asset Management, Inc., the Sub-Adviser of Merrimac Municipal Portfolio, endeavors to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The Sub-Adviser emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk     o Prepayment risk   o Government-   o Concentration
                                                   sponsored       risk
    o Credit risk            o Municipal           enterprises
                               securities          risk
                               risk

    The Fund may take a temporary defensive position when the Sub-Adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INSTITUTIONAL CLASS

                2002                0.96%
                2003                0.54%
                2004                0.72%
                2005                1.91%

    During the period shown in the bar chart, the highest total return for a quarter was 0.60% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.10% (quarter ending 9/30/03).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                              1 YEAR        LIFE OF FUND         INCEPTION DATE

    Municipal Series --
    Institutional Class        1.91%            1.15%            April 19, 2001

-------------------------------------------------------------------------------

>   FEES AND EXPENSES

    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                            INSTITUTIONAL CLASS

    Management Fees                                                0.17%
    Distribution (12b-1) Fees                                      None
    Other Expenses(1)                                              0.30
                                                                   ----
    Total Annual Fund Operating Expenses                           0.47%
                                                                   ====

    (1) Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $48                $151              $263              $591

                          SUMMARY OF PRINCIPAL RISKS

Company Risk: Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

Concentration Risk: Concentration risk involves the possibility that Merrimac Municipal Series may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

Credit Risk: Credit risk involves the possibility that an issuer of a security owned by a Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

Government-Sponsored Enterprises Risk: The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may invest in U.S. Government Securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Securities.

Interest Rate Risk: Interest rate risk involves the possibility that the value of a Fund's investments will decline due to an increase in interest rates.

Municipal Securities Risk: Municipal securities, which comprise at least 80% of Merrimac Municipal Series, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Prepayment Risk: Prepayment risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing Merrimac Municipal Series to reinvest in lower yielding securities.

                              FUNDS' MANAGEMENT


INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by investment Sub-Advisers of each Fund's investment policies and guidelines. Each Sub-Adviser selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The Adviser also recommends the appointment of additional or replacement Sub-Advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-Advisers without shareholder approval.

The Adviser and Sub-Advisers may pay service, administrative or other similar fees charged by a financial intermediary or other financial representative in connection with the servicing of shareholder accounts or the sale of shares of a Fund. Such payments are paid by the Adviser and Sub-Advisers out of their profits or other available sources and do not impact the total operating expenses of a Fund. These payments are calculated on the average share value of each client attributable to the particular financial intermediary. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Adviser, the Sub-Advisers, their respective affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. The Adviser and Sub-Advisers select the financial intermediaries to which revenue sharing payments will be made and determine the size of such payments based upon factors that the Adviser and Sub-Advisers may deem relevant. In some circumstances, these payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Trustees' approval of the advisory contracts for the Funds is available in the Funds' semi-annual reports to shareholders for the period ended June 30, 2005.

INVESTMENT SUB-ADVISERS. Lehman Brothers Asset Management LLC ("LBAM") serves as Sub-Adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. The business address of LBAM is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02110. LBAM and its predecessor company have been providing investment advisory services since 1981. LBAM is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc.

M&I Investment Management Corp. ("M&I") serves as Sub-Adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. The business address of M&I is 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Ilsley Corporation, a publicly held bank holding company.

ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as Sub-Adviser to the Municipal Portfolio. The business address of ABN AMRO is 161 North Clark Street, Chicago, Illinois 60601. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each Sub-Adviser receives a fee from the Adviser (and not from each Portfolio) for its services.


                           SHAREHOLDER INFORMATION

>   PURCHASES

    GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares or to make general inquiries.

    Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number
    155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

    The Board of Trustees of the Funds has determined that, due to the nature of money market funds, no policy regarding the frequent purchase and sale of fund shares, or "market timing," is necessary. The liquidity and short average maturity of the securities in which the Funds invest make it unlikely that the Funds or their shareholders will be harmed by frequent trading.

    INVESTMENT MINIMUM. The minimum initial investment for the Institutional Class shares is $10,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

    OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date a Fund receives or has on file a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

    Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                          Investors Bank & Trust Company
                                 ABA #: 011001438
                                Attn: Name of Fund
                                 DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

    An investor's bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                      Cash Series                   4:00 p.m. (ET)
                      Prime Series                  4:00 p.m. (ET)
                      Treasury Series               2:00 p.m. (ET)
                      Treasury Plus Series          4:00 p.m. (ET)
                      U.S. Government Series        5:00 p.m. (ET)
                      Municipal Series             12:00 p.m. (ET)

    The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m.

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

    Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld. The Funds reserve the right to request such information as is necessary to verify the identity of a prospective investor. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, the Funds may refuse to accept the subscription and any monies relating thereto.

>   REDEMPTIONS

    Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

    Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day. All redemption requests regarding shares of the Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                      Cash Series                   4:00 p.m. (ET)
                      Prime Series                  4:00 p.m. (ET)
                      Treasury Series               2:00 p.m. (ET)
                      Treasury Plus Series          4:00 p.m. (ET)
                      U.S. Government Series        5:00 p.m. (ET)
                      Municipal Series             12:00 p.m. (ET)

    Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

    REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

    A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

    REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, P.O. Box 642, Boston, MA 02117-0642. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

    TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

    No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>   VALUATION OF SHARES

    Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>   DIVIDENDS AND DISTRIBUTIONS

    Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>   FEDERAL TAXES

    The following discussion summarizes certain federal income tax issues generally affecting Fund shareholders, but does not address all of the tax issues that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

    Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Ordinary and capital gain dividends generally are taxable whether they are paid in cash or in additional shares.


    Gain or loss, if any, recognized on the sale, exchange or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Such gain or loss will be a long term gain or loss if the shares have been held for more than one year. Since each Fund endeavors to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.


    The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

    Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax, currently at 28%.

>   CLASS EXPENSES AND SHAREHOLDER SERVICING PLAN

    Institutional Class shares are subject to a shareholder servicing fee of up to 0.25% of average net assets. The Funds offer Institutional Class shares through certain financial intermediaries, including Investors Bank (Service Organizations), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares.

>   MASTER/FEEDER STRUCTURE

    The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

    Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>   DISCLOSURE OF PORTFOLIO HOLDINGS

    In general, portfolio holdings information is available monthly, upon request. A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

>   PRIVACY POLICY

    The Board of Trustees of the Merrimac Series has adopted the following privacy policy with respect to its operations.

        The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

        As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

        We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

        We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

        We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

        On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                                       FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Institutional Class financial performance for the last five years or since the Funds commenced operations. Certain information reflects financial results for a single
Institutional Class Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Institutional Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Selected data for an Institutional Class share of beneficial interest outstanding throughout the period is presented below:



                                                                                         RATIOS TO AVERAGE NET ASSETS
                                                                                              /SUPPLEMENTAL DATA
                                                                                     -------------------------------------
                       NET ASSET            DISTRIBUTIONS   NET ASSET                                         NET ASSETS
                         VALUE      NET       FROM NET        VALUE                                NET          END OF
    PERIODS ENDED     BEGINNING  INVESTMENT  INVESTMENT        END         TOTAL                INVESTMENT      PERIOD
    DECEMBER 31,       OF YEAR     INCOME      INCOME        OF YEAR     RETURN (A)   EXPENSES    INCOME     (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------
CASH SERIES
    2005              $1.000      $0.027      $(0.027)        $1.000       2.79%      0.41%(C)     2.68%(C)       $8,913
    2004               1.000       0.010       (0.010)         1.000       0.99       0.42(C)      0.97(C)        12,718
    2003               1.000       0.009       (0.009)         1.000       0.88       0.44         0.90           18,046
    2002               1.000       0.016       (0.016)         1.000       1.62       0.44         1.68           17,062
    2001               1.000       0.040       (0.040)         1.000       4.05       0.46         3.91          308,827

PRIME SERIES (3)
    2005               1.000       0.027       (0.027)         1.000       2.73       0.49         2.63                5
    2004               1.000       0.010       (0.010)         1.000       0.97       0.49         0.96                5
    2003               1.000       0.003       (0.003)         1.000       0.28       0.53(B)      0.51(B)             5

TREASURY SERIES
    2005               1.000       0.025        0.025          1.050       2.54       0.47         2.63            1,795
    2004               1.000      *0.008       (0.008)         1.000       0.76       0.46         0.91            2,342
    2003               1.000       0.006       (0.006)         1.000       0.61       0.47         0.71              177
    2002               1.000       0.013       (0.013)         1.000       1.28       0.45         1.33           14,956
    2001               1.000       0.035       (0.035)         1.000       3.58       0.45         3.47          366,118

TREASURY PLUS SERIES
    2005               1.000       0.027       (0.027)         1.000       2.74       0.48         2.44               11
    2004               1.000       0.009       (0.009)         1.000       0.87       0.46         0.92              165
    2003               1.000       0.007       (0.007)         1.000       0.65       0.46         0.66               57
    2002               1.000       0.012       (0.012)         1.000       1.25       0.46         1.32              390
    2001               1.000       0.034       (0.034)         1.000       3.49       0.46         3.51          155,203

U.S. GOVERNMENT SERIES
    2005               1.000       0.027       (0.027)         1.000       2.75       0.44         3.65           46,938
    2004               1.000       0.010       (0.010)         1.000       0.98       0.46         0.98                5
    2003               1.000       0.008       (0.008)         1.000       0.80       0.45         0.80                5
    2002               1.000       0.015    ***(0.015)         1.000       1.60       0.44         1.56                5
    2001               1.000       0.038       (0.038)         1.000       3.81       0.46         3.93          135,056

MUNICIPAL SERIES (1)
    2005               1.000       0.019       (0.019)         1.000       1.91       0.47         1.85                5
    2004               1.000       0.007       (0.007)         1.000       0.72       0.46         0.72                5
    2003               1.000       0.005       (0.005)         1.000       0.54       0.46         0.54                5
    2002               1.000       0.010       (0.010)         1.000       0.96       0.47         0.95                5
    2001               1.000       0.013       (0.013)         1.000       1.30       0.53(B)      1.86(B)             5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) The Adviser of the Cash Portfolio, in which the Cash Series invests, waived a portion of the Cash Portfolio expenses during the years ended December 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Series. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.
(1) Commenced Operations April 19, 2001.
(3) Commenced Operations June 20, 2003.
  * Rounds to less than 0.001 or (0.001).
*** The distributions of Realized Gains for the Government Series were less than 0.001%.


                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolios may invest in asset-backed securities; however, the Portfolios will only invest in asset-backed securities that carry a rating in the highest category from at least two nationally recognized statistical rating organizations ("NRSROs").


COMMERCIAL PAPER. The Cash Portfolio and the Prime Portfolio may invest in commercial paper which includes unsecured, short-term debt instruments issued by a corporation or a bank, usually with a high quality debt rating, to finance short-term credit needs such as inventory or accounts receivable. Typically commercial paper has a maturity of less than 270 days.


CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolios may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.

REPURCHASE AGREEMENTS. The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."


RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust have adopted guidelines and delegated to each Portfolio's investment Adviser or Sub-Adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.


VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment adviser or sub-adviser.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                               MERRIMAC SERIES

                             MERRIMAC CASH SERIES
                            MERRIMAC PRIME SERIES
                           MERRIMAC TREASURY SERIES
                        MERRIMAC TREASURY PLUS SERIES
                       MERRIMAC U.S. GOVERNMENT SERIES
                          MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

Free copies of the SAI, the annual/semi-annual reports, other information and answers to questions about the Funds and the Portfolios can be obtained by calling 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. The SAI and the reports can be viewed for free on the SEC's Internet website at http:// www.sec.gov.


Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or copies may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. Information may be obtained on the operation of the Public Reference Room by calling the SEC at 202-551-8090.



                    Distributed by Funds Distributor Inc.


                                    Investment Company Act o File No. 811-08741

                                 Merrimac Logo


MAY 1, 2006                                                          PROSPECTUS


-------------------------------------------------------------------------------
                               MERRIMAC SERIES

MERRIMAC CASH SERIES

MERRIMAC PRIME SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC U.S. GOVERNMENT SERIES

MERRIMAC MUNICIPAL SERIES

                                PREMIUM CLASS

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Nottingham Class and Investment Class. This Prospectus covers only the Premium Class. The Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS

THE FUNDS


                                                                           Page

RISK/RETURN SUMMARIES ......................................................   1

Cash Series ................................................................   2

Prime Series ...............................................................   4

Treasury Series ............................................................   6

Treasury Plus Series .......................................................   8

U.S. Government Series .....................................................  10

Municipal Series ...........................................................  12

SUMMARY OF PRINCIPAL RISKS  ................................................  14

FUNDS' MANAGEMENT  .........................................................  15

SHAREHOLDER INFORMATION ....................................................  16

Purchases ..................................................................  16

Redemptions ................................................................  17

Valuation of Shares ........................................................  19

Dividends and Distributions ................................................  19

Federal Taxes ..............................................................  19

Master/Feeder Structure ....................................................  20

Disclosure of Portfolio Holdings ...........................................  20

Privacy Policy .............................................................  20

FINANCIAL HIGHLIGHTS .......................................................  22

APPENDIX A -- Description of Securities In Which the Portfolios Can Invest .  23

FOR MORE INFORMATION ................................................ Back Cover

                            RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.


The Funds are organized in a "master-feeder" structure and unlike funds that directly acquire and manage their own portfolios of securities each Fund seeks to achieve its investment objectives by investing all of its investable assets in a series of the Merrimac Master Portfolio (each, a "Portfolio"), an open-end management investment company. Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.


    FEEDER FUND                                    MASTER PORTFOLIO

Merrimac Cash Series                         Merrimac Cash Portfolio
                                               ("Cash Portfolio")
Merrimac Prime Series                        Merrimac Prime Portfolio
                                               ("Prime Portfolio")
Merrimac Treasury Series                     Merrimac Treasury Portfolio
                                               ("Treasury Portfolio")
Merrimac Treasury Plus Series                Merrimac Treasury Plus Portfolio
                                               ("Treasury Plus Portfolio")
Merrimac U.S. Government Series              Merrimac U.S. Government Portfolio
                                               ("U.S. Government Portfolio")
Merrimac Municipal Series                    Merrimac Municipal Portfolio
                                               ("Municipal Portfolio")


The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the investment sub-advisers (each a "Sub-Adviser") of each Fund's investment policies and guidelines.

Each Fund's Sub-Adviser structures the Fund's portfolio based on the Sub-Adviser's outlook on interest rates, market conditions, and liquidity needs. The Sub-Adviser monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Money market funds can be confused with savings accounts. The Funds are not savings accounts but, rather, money market mutual funds that each issue and redeem at the Fund's per share net asset value ("NAV"). Each Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in a Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Other classes of the Funds' shares, not offered in this Prospectus, may have lower investment minimums than the Premium Class but impose additional requirements. Please call 1-888-637-7622 for more information.

                              MERRIMAC CASH SERIES
--------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Cash Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows

    o Interest rate risk    o Credit risk   o Company risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                1999                5.22%
                2000                6.52%
                2001                4.31%
                2002                1.88%
                2003                1.13%
                2004                1.24%
                2005                3.04%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.67% (quarter ending 12/31/00) and the lowest total return for a quarter was 0.25% (quarters ending 9/30/03, 12/31/03, 3/31/04, and
    6/30/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                          1 YEAR    5 YEARS   LIFE OF FUND    INCEPTION DATE

    Cash Series* --
    Premium Class          3.04%     2.31%       3.46%         June 25, 1998

    * From September 1, 1998 to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the Cash Portfolio. The team of investment professionals currently involved in the management of the Cash Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the Cash Portfolio at Opus Investment Management, Inc. Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005. Because the Adviser voluntarily waived a portion of its management fee actual total operating expenses for the fiscal year ended December 31, 2005 were 0.16%.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                 PREMIUM CLASS

    Management Fees                                                  0.17%
    Distribution (12b-1) Fees                                        None
    Other Expenses(1)                                                0.03
                                                                     ----
    Total Annual Fund Operating Expenses                             0.20%
                                                                     ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR        3 YEARS             5 YEARS        10 YEARS


           $20           $64                 $113           $255

                             MERRIMAC PRIME SERIES
-------------------------------------------------------------------------------

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     60 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Prime Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk    o Credit risk   o Company risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                2004                1.22%
                2005                2.98%

    During the period shown in the bar chart, the highest total return for a quarter was 0.96% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.22% (quarter ending 3/31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                             1 YEAR       LIFE OF FUND           INCEPTION DATE

    Prime Series --
    Premium Class              2.98%          1.83%               June 20, 2003


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                PREMIUM CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       None
    Other Expenses(1)                                               0.07
                                                                    ----
    Total Annual Fund Operating Expenses                            0.24%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $25                $77               $135              $306

                            MERRIMAC TREASURY SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Treasury obligations     Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     60 days or less dollar-
                               weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds, subject to regulatory limitations, that invest exclusively in such instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISK OF INVESTING IN THE FUND

    The primary risk in investing in the Fund is as follows:

    o Interest rate risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                2000                5.81%
                2001                3.84%
                2002                1.54%
                2003                0.86%
                2004                1.01%
                2005                2.80%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.52% (quarter ending 12/31/00) and the lowest total return for a quarter was 0.18% (quarters ending 3/31/04 and 6/30/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                           1 YEAR    5 YEARS    LIFE OF FUND   INCEPTION DATE

    Treasury Series --
    Premium Class           2.80%     2.00%         2.87%     February 19, 1999


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                 PREMIUM CLASS

    Management Fees                                                  0.17%
    Distribution (12b-1) Fees                                        None
    Other Expenses(1)                                                0.05
                                                                     ----
    Total Annual Fund Operating Expenses                             0.22%
                                                                     ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $23                $71               $124              $280

                         MERRIMAC TREASURY PLUS SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Treasury related         Declared daily and
income consistent with         obligations                   distributed monthly
preserving principal and
liquidity.                     AVERAGE PORTFOLIO DURATION
                               60 days or less dollar-
                               weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Plus Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk       o Credit risk            o Government-sponsored
                                                          enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                2001                3.75%
                2002                1.50%
                2003                0.90%
                2004                1.12%
                2005                3.00%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.33% (quarter ending 3/31/01) and the lowest total return for a quarter was 0.19% (quarters ending 3/ 31/04 and 6/30/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                                1 YEAR  5 YEARS  LIFE OF FUND   INCEPTION DATE

    Treasury Plus Series --
    Premium Class                3.00%   2.05%       2.56%        May 1, 2000


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                 PREMIUM CLASS

    Management Fees                                                  0.17%
    Distribution (12b-1) Fees                                        None
    Other Expenses(1)                                                0.06
                                                                     ----
    Total Annual Fund Operating Expenses                             0.23%
                                                                     ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $24                 $74              $130              $293

                        MERRIMAC U.S. GOVERNMENT SERIES
--------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Government obligations   Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of the Merrimac U.S. Government Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk       o Credit risk           o Government-sponsored
                                                         enterprises risk


    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                2001                4.07%
                2002                1.85%
                2003                1.05%
                2004                1.23%
                2005                3.00%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.40% (quarter ending 3/31/01) and the lowest total return for a quarter was 0.23% (quarter ending 9/30/03).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                                1 YEAR   5 YEARS  LIFE OF FUND  INCEPTION DATE

    U.S. Government Series* --
    Premium Class                3.00%     2.24%      2.72%       May 1, 2000

    * From the inception date until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the U.S. Government Portfolio. The team of investment professionals currently involved in the management of the U.S. Government Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the U.S. Government Portfolio at Opus Investment Management, Inc.

-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                  PREMIUM CLASS

    Management Fees                                                   0.17%
    Distribution (12b-1) Fees                                         None
    Other Expenses(1)                                                 0.03
                                                                      ----
    Total Annual Fund Operating Expenses                              0.20%
                                                                      ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $20                 $64              $113              $255

                           MERRIMAC MUNICIPAL SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks to preserve principal    Federally tax-exempt money    Declared daily and
and liquidity while providing  market instruments            distributed monthly
current income exempt from
Federal income tax.            AVERAGE PORTFOLIO DURATION
                               90 days or less dollar-weighted
                               average maturity


    ABN AMRO Asset Management, Inc., the Sub-Adviser of Merrimac Municipal Portfolio, endeavors to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The Sub-Adviser emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk     o Prepayment risk   o Government-   o Concentration
                                                   sponsored       risk
    o Credit risk            o Municipal           enterprises
                               securities          risk
                               risk

    The Fund may take a temporary defensive position when the Sub-Adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investment goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                2002                1.21%
                2003                0.79%
                2004                0.97%
                2005                2.16%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.66% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.16% (quarter ending 9/ 30/03).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                              1 YEAR        LIFE OF FUND         INCEPTION DATE

    Municipal Series --
    Premium Class              2.16%            1.41%            April 19, 2001


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                PREMIUM CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       None
    Other Expenses(1)                                               0.04
                                                                    ----
    Total Annual Fund Operating Expenses                            0.21%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $22                $68               $118              $268

                          SUMMARY OF PRINCIPAL RISKS

Company Risk: Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

Concentration Risk: Concentration risk involves the possibility that Merrimac Municipal Series may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

Credit Risk: Credit risk involves the possibility that an issuer of a security owned by a Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

Government-Sponsored Enterprises Risk: The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may invest in U.S. Government Securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Securities.

Interest Rate Risk: Interest rate risk involves the possibility that the value of a Fund's investments will decline due to an increase in interest rates.

Municipal Securities Risk: Municipal securities, which comprise at least 80% of Merrimac Municipal Series, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Prepayment Risk: Prepayment risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing Merrimac Municipal Series to reinvest in lower yielding securities.

                              FUNDS' MANAGEMENT


INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets of each of these Portfolios.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by investment Sub-Advisers of each Fund's investment policies and guidelines. Each Sub-Adviser selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The Adviser also recommends the appointment of additional or replacement Sub-Advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-Advisers without shareholder approval.

The Adviser and Sub-Advisers may pay service, administrative or other similar fees charged by a financial intermediary or other financial representative in connection with the servicing of shareholder accounts or the sale of shares of a Fund. Such payments are paid by the Adviser and Sub-Advisers out of their profits or other available sources and do not impact the total operating expenses of a Fund. These payments are calculated on the average share value of each client attributable to the particular financial intermediary. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Adviser, the Sub-Advisers, their respective affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. The Adviser and Sub-Advisers select the financial intermediaries to which revenue sharing payments will be made and determine the size of such payments based upon factors that the Adviser and Sub-Advisers may deem relevant. In some circumstances, these payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Trustees' approval of the advisory contracts for the Funds is available in the Funds' semi-annual reports to shareholders for the period ended June 30, 2005.

INVESTMENT SUB-ADVISERS. Lehman Brothers Asset Management LLC ("LBAM") serves as Sub-Adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. The business address of LBAM is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02110. LBAM and its predecessor company have been providing investment advisory services since 1981. LBAM is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc.

M&I Investment Management Corp. ("M&I") serves as Sub-Adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. The business address of M&I is 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Ilsley Corporation, a publicly held bank holding company.

ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as Sub-Adviser to the Municipal Portfolio. The business address of ABN AMRO is 161 North Clark Street, Chicago, Illinois 60601. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each Sub-Adviser receives a fee from the Adviser (and not from each Portfolio) for its services.


                           SHAREHOLDER INFORMATION

>   PURCHASES

    GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares or to make general inquiries.

    Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number
    155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

    The Board of Trustees of the Funds has determined that, due to the nature of money market funds, no policy regarding the frequent purchase and sale of fund shares, or "market timing," is necessary. The liquidity and short average maturity of the securities in which the Funds invest make it unlikely that the Funds or their shareholders will be harmed by frequent trading.

    INVESTMENT MINIMUM. The minimum initial investment for Premium Class shares of the Funds is $10 million. Each Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

    OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date a Fund receives or has on file a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

    Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                          Investors Bank & Trust Company
                                 ABA #: 011001438
                                Attn: Name of Fund
                                 DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

    An investor's bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                      Cash Series                   4:00 p.m. (ET)
                      Prime Series                  4:00 p.m. (ET)
                      Treasury Series               2:00 p.m. (ET)
                      Treasury Plus Series          4:00 p.m. (ET)
                      U.S. Government Series        5:00 p.m. (ET)
                      Municipal Series             12:00 p.m. (ET)

    The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

    Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld. The Funds reserve the right to request such information as is necessary to verify the identity of a prospective investor. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, the Funds may refuse to accept the subscription and any monies relating thereto.

>   REDEMPTIONS

    Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

    Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day. All redemption requests regarding shares of the Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                      Cash Series                   4:00 p.m. (ET)
                      Prime Series                  4:00 p.m. (ET)
                      Treasury Series               2:00 p.m. (ET)
                      Treasury Plus Series          4:00 p.m. (ET)
                      U.S. Government Series        5:00 p.m. (ET)
                      Municipal Series             12:00 p.m. (ET)

    Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

    REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

    A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

    REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, P.O. Box 642, Boston, MA 02117-0642. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

    TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

    No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>   VALUATION OF SHARES

    Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>   DIVIDENDS AND DISTRIBUTIONS

    Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>   FEDERAL TAXES

    The following discussion summarizes certain federal income tax issues generally affecting Fund shareholders, but does not address all of the tax issues that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

    Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Ordinary and capital gain dividends generally are taxable whether they are paid in cash or in additional shares.


    Gain or loss, if any, recognized on the sale, exchange or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Such gain or loss will be a long term gain or loss if the shares have been held for more than one year. Since each Fund endeavors to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.


    The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

    Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax, currently at 28%.

>   MASTER/FEEDER STRUCTURE

    The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

    Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>   DISCLOSURE OF PORTFOLIO HOLDINGS

    In general, portfolio holdings information is available monthly, upon request. A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

>   PRIVACY POLICY

    The Board of Trustees of the Merrimac Series has adopted the following privacy policy with respect to its operations.

        The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

        As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

        We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

        We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

        We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

        On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                                      FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Premium Class financial performance for the last five years or since the Funds commenced operations. Certain information reflects financial results for a single Premium Class
Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Premium
Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young
LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Selected data for a Premium Class share of beneficial interest outstanding throughout the period is presented below:



                                                                                         RATIOS TO AVERAGE NET ASSETS
                                                                                              /SUPPLEMENTAL DATA
                                                                                     -------------------------------------
                       NET ASSET            DISTRIBUTIONS   NET ASSET                                         NET ASSETS
                         VALUE      NET       FROM NET        VALUE                                NET          END OF
    PERIODS ENDED     BEGINNING  INVESTMENT  INVESTMENT        END         TOTAL                INVESTMENT      PERIOD
    DECEMBER 31,       OF YEAR     INCOME      INCOME        OF YEAR     RETURN (A)   EXPENSES    INCOME     (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------
CASH SERIES
    2005               $1.000     $0.030      $(0.030)       $1.000       3.04%        0.16%(C)    2.90%(C)     $  395,440
    2004                1.000      0.012       (0.012)        1.000       1.24         0.19(C)     1.12(C)         701,616
    2003                1.000      0.011       (0.011)        1.000       1.13         0.19        1.16          2,421,804
    2002                1.000      0.019       (0.019)        1.000       1.88         0.19        1.86          3,531,473
    2001                1.000      0.042       (0.042)        1.000       4.31         0.21        3.55          3,206,216

PRIME SERIES (3)
    2005                1.000      0.029       (0.029)        1.000       2.98         0.24        2.88            201,056
    2004                1.000      0.012       (0.012)        1.000       1.22         0.24        1.36            398,049
    2003                1.000      0.004       (0.004)        1.000       0.41         0.28(B)     0.78(B)         200,008

TREASURY SERIES
    2005                1.000      0.027       (0.027)        1.000       2.80         0.22        2.66             20,204
    2004                1.000      0.010       (0.010)        1.000       1.01         0.21        0.99             44,952
    2003                1.000      0.009       (0.009)        1.000       0.86         0.21        0.85             54,579
    2002                1.000      0.016       (0.016)        1.000       1.54         0.20        1.55             61,403
    2001                1.000      0.038       (0.038)        1.000       3.84         0.20        3.40            113,892

TREASURY PLUS SERIES
    2005                1.000      0.030       (0.030)        1.000       3.00         0.23        2.86             13,617
    2004                1.000      0.011       (0.011)        1.000       1.12         0.21        0.99             29,037
    2003                1.000      0.009       (0.009)        1.000       0.90         0.20        0.90             76,346
    2002                1.000      0.015       (0.015)        1.000       1.50         0.22        1.43             87,070
    2001                1.000      0.037       (0.037)        1.000       3.75         0.21        3.53             23,059

U.S. GOVERNMENT SERIES
    2005                1.000      0.030       (0.030)        1.000       3.00         0.20        3.08            494,269
    2004                1.000      0.012       (0.012)        1.000       1.23         0.21        1.34            361,957
    2003                1.000      0.010       (0.010)        1.000       1.05         0.20        1.07             19,583
    2002                1.000      0.018    ***(0.018)        1.000       1.85         0.19        1.71             35,786
    2001                1.000      0.040       (0.040)        1.000       4.07         0.21        2.68             11,385

MUNICIPAL SERIES (1)
    2005                1.000      0.021       (0.021)        1.000       2.16         0.21        1.55                  5
    2004                1.000      0.010       (0.010)        1.000       0.97         0.21        1.15                 52
    2003                1.000      0.008       (0.008)        1.000       0.79         0.21        0.79                  5
    2002                1.000      0.012       (0.012)        1.000       1.21         0.22        1.21                  5
    2001                1.000      0.015       (0.015)        1.000       1.48         0.28(B)     2.08(B)               5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) The Adviser of the Cash Portfolio, in which the Cash Series invests, waived a portion of the Cash Portfolio expenses during the years ended December 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Series. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.
(1) Commenced Operations April 19, 2001.
(3) Commenced Operations June 20, 2003.
*** The distributions of Realized Gains for the Government Series were less than 0.001%.

                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolios may invest in asset-backed securities; however, the Portfolios will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.


COMMERCIAL PAPER. The Cash Portfolio and the Prime Portfolio may invest in commercial paper which includes unsecured, short-term debt instruments issued by a corporation or a bank, usually with a high quality debt rating, to finance short-term credit needs such as inventory or accounts receivable. Typically commercial paper has a maturity of less than 270 days.


CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolios may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.

REPURCHASE AGREEMENTS. The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."


RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust have adopted guidelines and delegated to each Portfolio's investment Adviser or Sub-Adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.


VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment adviser or sub-adviser.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                               MERRIMAC SERIES

                             MERRIMAC CASH SERIES
                            MERRIMAC PRIME SERIES
                           MERRIMAC TREASURY SERIES
                        MERRIMAC TREASURY PLUS SERIES
                       MERRIMAC U.S. GOVERNMENT SERIES
                          MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

Free copies of the SAI, the annual/semi-annual reports, other information and answers to questions about the Funds and the Portfolios can be obtained by calling 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. The SAI and the reports can be viewed for free on the SEC's Internet website at http:// www.sec.gov.


Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or copies may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. Information may be obtained on the operation of the Public Reference Room by calling the SEC at 202-551-8090.



                    Distributed by Funds Distributor Inc.


                                    Investment Company Act o File No. 811-08741

                                 Merrimac Logo




MAY 1, 2006                                                          PROSPECTUS

-------------------------------------------------------------------------------

                               MERRIMAC SERIES

MERRIMAC CASH SERIES

MERRIMAC PRIME SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC U.S. GOVERNMENT SERIES

MERRIMAC MUNICIPAL SERIES

                               INVESTMENT CLASS

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Nottingham Class and Investment Class. This Prospectus covers only the Investment Class. The Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS

THE FUNDS

                                                                            Page

RISK/RETURN SUMMARIES ......................................................   1

Cash Series ................................................................   2

Prime Series ...............................................................   4

Treasury Series ............................................................   6

Treasury Plus Series .......................................................   8

U.S. Government Series .....................................................  10

Municipal Series ...........................................................  12

SUMMARY OF PRINCIPAL RISKS  ................................................  14

FUNDS' MANAGEMENT  .........................................................  15

SHAREHOLDER INFORMATION ....................................................  16

Purchases ..................................................................  16

Redemptions ................................................................  17

Valuation of Shares ........................................................  19

Dividends and Distributions ................................................  19

Federal Taxes ..............................................................  20

Class Expenses and Distribution and Shareholder Servicing Plans ............  20

Master/Feeder Structure ....................................................  20

Disclosure of Portfolio Holdings ...........................................  20

Privacy Policy .............................................................  20

FINANCIAL HIGHLIGHTS .......................................................  22

APPENDIX A -- Description of Securities In Which the Portfolios Can Invest .  23

FOR MORE INFORMATION ................................................ Back Cover

                            RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.


The Funds are organized in a "master-feeder" structure and unlike funds that directly acquire and manage their own portfolios of securities each Fund seeks to achieve its investment objectives by investing all of its investable assets in a series of the Merrimac Master Portfolio (each, a "Portfolio"), an open-end management investment company. Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.


    FEEDER FUND                                    MASTER PORTFOLIO

Merrimac Cash Series                         Merrimac Cash Portfolio
                                               ("Cash Portfolio")
Merrimac Prime Series                        Merrimac Prime Portfolio
                                               ("Prime Portfolio")
Merrimac Treasury Series                     Merrimac Treasury Portfolio
                                               ("Treasury Portfolio")
Merrimac Treasury Plus Series                Merrimac Treasury Plus Portfolio
                                               ("Treasury Plus Portfolio")
Merrimac U.S. Government Series              Merrimac U.S. Government Portfolio
                                               ("U.S. Government Portfolio")
Merrimac Municipal Series                    Merrimac Municipal Portfolio
                                               ("Municipal Portfolio")


The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the investment sub-advisers (each a "Sub-Adviser") of each Fund's investment policies and guidelines.

Each Fund's Sub-Adviser structures the Fund's portfolio based on the Sub-Adviser's outlook on interest rates, market conditions, and liquidity needs. The Sub-Adviser monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

Money market funds can be confused with savings accounts. The Funds are not savings accounts but, rather, money market mutual funds that each issue and redeem at the Fund's per share net asset value ("NAV"). Each Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in a Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

                              MERRIMAC CASH SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Cash Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk    o Company risk   o Credit risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------
>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INVESTMENT CLASS

                2001                3.94%
                2002                1.52%
                2003                0.78%
                2004                0.89%
                2005                2.68%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.36% (quarter ending 3/31/01) and the lowest total return for a quarter was 0.16% (quarters ending 9/30/03, 12/31/03, 3/31/04, and
    6/30/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                          1 YEAR    5 YEARS   LIFE OF FUND    INCEPTION DATE

    Cash Series* --
    Investment Class       2.68%      1.96%      1.96%       December 28, 2000

    * From the inception date until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the Cash Portfolio. The team of investment professionals currently involved in the management of the Cash Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the Cash Portfolio at Opus Investment Management, Inc.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005. Because the Adviser voluntarily waived a portion of its management fee actual total operating expenses for the fiscal year ended December 31, 2005 were 0.52%.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                              INVESTMENT CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       0.10
    Other Expenses(1)                                               0.28
                                                                    ----
    Total Annual Fund Operating Expenses                            0.55%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR        3 YEARS             5 YEARS        10 YEARS


           $56           $176                $307           $689

                             MERRIMAC PRIME SERIES
-------------------------------------------------------------------------------

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     60 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Prime Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk    o Company risk   o Credit risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------
>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INVESTMENT CLASS

            2004                0.87%
            2004                2.63%

    During the period shown in the bar chart, the highest total return for a quarter was 0.88% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.14% (quarter ending 3/31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                             1 YEAR       LIFE OF FUND           INCEPTION DATE

    Prime Series --
    Investment Class           2.63%          1.47%              June 20, 2003


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                               INVESTMENT CLASS

    Management Fees                                                  0.17%
    Distribution (12b-1) Fees                                        0.10
    Other Expenses(1)                                                0.32
                                                                     ----
    Total Annual Fund Operating Expenses                             0.59%
                                                                     ====

    (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


         $60                 $189              $329              $738

                            MERRIMAC TREASURY SERIES
--------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Treasury obligations     Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     60 days or less dollar-
                               weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds, subject to regulatory limitations, that invest exclusively in such instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISK OF INVESTING IN THE FUND

    The primary risk in investing in the Fund is as follows:

    o Interest rate risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------
>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INVESTMENT CLASS

        2001                    3.48%
        2002                    1.18%
        2003                    0.51%
        2004                    0.66%
        2005                    2.44%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.23% (quarter ending 3/31/01) and the lowest total return for a quarter was 0.09% (quarter ending 3/31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                           1 YEAR    5 YEARS    LIFE OF FUND    INCEPTION DATE

    Treasury Series --
    Investment Class        2.44%     1.65%         1.65%      December 28, 2000


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                              INVESTMENT CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       0.10
    Other Expenses(1)                                               0.30
                                                                    ----
    Total Annual Fund Operating Expenses                            0.57%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $58                $183              $318               $714

                         MERRIMAC TREASURY PLUS SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Treasury related         Declared daily and
income consistent with         obligations                   distributed monthly
preserving principal and
liquidity.                     AVERAGE PORTFOLIO DURATION
                               60 days or less dollar-
                               weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Plus Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------
>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk       o Credit risk            o Government-sponsored
                                                          enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INVESTMENT CLASS

        2001            3.39%
        2002            1.15%
        2003            0.55%
        2004            0.77%
        2005            2.66%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.25% (quarter ending 3/31/01) and the lowest total return for a quarter was 0.10% (quarter ending 6/30/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                                1 YEAR  5 YEARS  LIFE OF FUND   INCEPTION DATE

    Treasury Plus Series --
    Investment Class             2.66%   1.70%       1.71%     December 28, 2000


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                               INVESTMENT CLASS

    Management Fees                                                  0.17%
    Distribution (12b-1) Fees                                        0.10
    Other Expenses(1)                                                0.31
                                                                     ----
    Total Annual Fund Operating Expenses                             0.58%
                                                                     ====

    (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $59                $186              $324               $726

                        MERRIMAC U.S. GOVERNMENT SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Government obligations   Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac U.S. Government Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk       o Credit risk           o Government-sponsored
                                                         enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------
>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INVESTMENT CLASS

                2001            3.71%
                2002            1.50%
                2003            0.70%
                2004            0.88%
                2005            2.65%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.31% (quarter ending 3/31/01) and the lowest total return for a quarter was 0.14% (quarter ending 9/30/03).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                                1 YEAR   5 YEARS  LIFE OF FUND  INCEPTION DATE

    U.S. Government Series* --
    Investment Class             2.65%     1.88%     1.89%     December 28, 2000

    * From the inception date until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the U.S. Government Portfolio. The team of investment professionals currently involved in the management of the U.S. Government Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the U.S. Government Portfolio at Opus Investment Management, Inc.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                              INVESTMENT CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       0.10
    Other Expenses(1)                                               0.28
                                                                    ----
    Total Annual Fund Operating Expenses                            0.55%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $56                $176              $307              $689

                           MERRIMAC MUNICIPAL SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks to preserve principal    Federally tax-exempt money    Declared daily and
and liquidity while providing  market instruments            distributed monthly
current income exempt from
Federal income tax.            AVERAGE PORTFOLIO DURATION
                               90 days or less dollar-weighted
                               average maturity


    ABN AMRO Asset Management, Inc., the Sub-Adviser of Merrimac Municipal Portfolio, endeavors to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The Sub-Adviser emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk     o Prepayment risk   o Government-   o Concentration
                                                   sponsored       risk
    o Credit risk            o Municipal           enterprises
                               securities          risk
                               risk

    The Fund may take a temporary defensive position when the Sub-Adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- INVESTMENT CLASS

                2002            0.86%
                2003            0.44%
                2004            0.62%
                2005            1.80%

    During the period shown in the bar chart, the highest total return for a quarter was 0.57% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.07% (quarter ending 09/ 30/03).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                              1 YEAR        LIFE OF FUND         INCEPTION DATE

    Municipal Series --
    Investment Class           1.80%            1.05%            April 19, 2001


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                               INVESTMENT CLASS

    Management Fees                                                  0.17%
    Distribution (12b-1) Fees                                        0.10
    Other Expenses(1)                                                0.30
                                                                     ----
    Total Annual Fund Operating Expenses                             0.57%
                                                                     ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $58                $183               $318              $714

                          SUMMARY OF PRINCIPAL RISKS

Company Risk: Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

Concentration Risk: Concentration risk involves the possibility that Merrimac Municipal Series may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

Credit Risk: Credit risk involves the possibility that an issuer of a security owned by a Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

Government-Sponsored Enterprises Risk: The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may invest in U.S. Government Securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Securities.

Interest Rate Risk: Interest rate risk involves the possibility that the value of a Fund's investments will decline due to an increase in interest rates.

Municipal Securities Risk: Municipal securities, which comprise at least 80% of Merrimac Municipal Series, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Prepayment Risk: Prepayment risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing Merrimac Municipal Series to reinvest in lower yielding securities.

                              FUNDS' MANAGEMENT


INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by Sub-Advisers of each Fund's investment policies and guidelines. Each Sub-Adviser selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The Adviser also recommends the appointment of additional or replacement Sub-Advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-Advisers without shareholder approval.

The Adviser and Sub-Advisers may pay service, administrative or other similar fees charged by a financial intermediary or other financial representative in connection with the servicing of shareholder accounts or the sale of shares of a Fund. Such payments are paid by the Adviser and Sub-Advisers out of their profits or other available sources and do not impact the total operating expenses of a Fund. These payments are calculated on the average share value of each client attributable to the particular financial intermediary. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Adviser, the Sub-Advisers, their respective affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. The Adviser and Sub-Advisers select the financial intermediaries to which revenue sharing payments will be made and determine the size of such payments based upon factors that the Adviser and Sub-Advisers may deem relevant. In some circumstances, these payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Trustees' approval of the advisory contracts for the Funds is available in the Funds' semi-annual reports to shareholders for the period ended June 30, 2005.

INVESTMENT SUB-ADVISERS. Lehman Brothers Asset Management LLC ("LBAM") serves as Sub-Adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. The business address of LBAM is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02110. LBAM and its predecessor company have been providing investment advisory services since 1981. LBAM is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc.

M&I Investment Management Corp. ("M&I") serves as Sub-Adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. The business address of M&I is 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Ilsley Corporation, a publicly held bank holding company.

ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as Sub-Adviser to the Municipal Portfolio. The business address of ABN AMRO is 161 North Clark Street, Chicago, Illinois 60601. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each Sub-Adviser receives a fee from the Adviser (and not from each Portfolio) for its services.


                            SHAREHOLDER INFORMATION

>   PURCHASES

    GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares or to make general inquiries.

    Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number
    155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

    The Board of Trustees of the Funds has determined that, due to the nature of money market funds, no policy regarding the frequent purchase and sale of fund shares, or "market timing," is necessary. The liquidity and short average maturity of the securities in which the Funds invest make it unlikely that the Funds or their shareholders will be harmed by frequent trading.

    INVESTMENT MINIMUM. The minimum initial investment for the Investment Class shares is $10,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

    OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date a Fund receives or has on file a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

    Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                          Investors Bank & Trust Company
                                 ABA #: 011001438
                                Attn: Name of Fund
                                 DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

    An investor's bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                      Cash Series                   4:00 p.m. (ET)
                      Prime Series                  4:00 p.m. (ET)
                      Treasury Series               2:00 p.m. (ET)
                      Treasury Plus Series          4:00 p.m. (ET)
                      U.S. Government Series        5:00 p.m. (ET)
                      Municipal Series             12:00 p.m. (ET)

    The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

    Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld. The Funds reserve the right to request such information as is necessary to verify the identity of a prospective investor. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, the Funds may refuse to accept the subscription and any monies relating thereto.

>   REDEMPTIONS

    Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

    Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day. All redemption requests regarding shares of the Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                      Cash Series                   4:00 p.m. (ET)
                      Prime Series                  4:00 p.m. (ET)
                      Treasury Series               2:00 p.m. (ET)
                      Treasury Plus Series          4:00 p.m. (ET)
                      U.S. Government Series        5:00 p.m. (ET)
                      Municipal Series             12:00 p.m. (ET)

    Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

    REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

    A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

    REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, P.O. Box 642, Boston, MA 02117-0642. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

    TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

    No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>   VALUATION OF SHARES

    Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>   DIVIDENDS AND DISTRIBUTIONS

    Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>   FEDERAL TAXES

    The following discussion summarizes certain federal income tax issues generally affecting Fund shareholders, but does not address all of the tax issues that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

    Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Ordinary and capital gain dividends generally are taxable whether they are paid in cash or in additional shares.


    Gain or loss, if any, recognized on the sale, exchange or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Such gain or loss will be a long term gain or loss if the shares have been held for more than one year. Since each Fund endeavors to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.


    The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

    Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax, currently at 28%.

>   CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

    Investment Class shares are subject to a Distribution fee of up to 0.25% of ANA and a shareholder servicing fee of up to 0.25% of average net assets.


    The Funds offer Investment Class shares through certain financial intermediaries, including Investors Bank ("Service Organizations"), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares. Under the Distribution Plan, the Agent is entitled to receive a fee (as set forth above) with respect to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. For the fiscal year ended December 31, 2005, Investors Bank & Trust Company, an affiliate of the funds, received substantially all of the fees paid under the Distribution Plan for the general marketing activities that it provided. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.


>   MASTER/FEEDER STRUCTURE

    The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

    Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>   DISCLOSURE OF PORTFOLIO HOLDINGS

    In general, portfolio holdings information is available monthly, upon request. A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

>   PRIVACY POLICY

    The Board of Trustees of the Merrimac Series has adopted the following privacy policy with respect to its operations.

        The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

        As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

        We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

        We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

        We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

        On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                                       FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Investment Class financial performance for the last five years or since the Funds commenced operations. Certain information reflects financial results for a single Investment Class
Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the
Investment Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Selected data for an Investment Class share of beneficial interest outstanding throughout the period is presented below:


                                                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                                      ----------------------------------------------
                   NET ASSET                 DISTRIBUTIONS  NET ASSET                                                 NET ASSETS
                     VALUE        NET           FROM NET      VALUE                                      NET           END OF
  PERIODS ENDED    BEGINNING   INVESTMENT     INVESTMENT       END           TOTAL                    INVESTMENT        PERIOD
   DECEMBER 31,    OF PERIOD    INCOME          INCOME       OF YEAR       RETURN (A)   EXPENSES        INCOME       (000S OMITTED)
  -------------    ---------   ----------    -------------  ---------      ----------   --------      ----------      -------------

CASH SERIES

    2005            $1.000      $0.026         $(0.026)       $1.000         2.68%        0.52%(C)       2.63%(C)      $727,698
    2004             1.000       0.009          (0.009)        1.000         0.89         0.52(C)        0.87(C)        605,668
    2003             1.000       0.008          (0.008)        1.000         0.78         0.54           0.78           621,559
    2002             1.000       0.015          (0.015)        1.000         1.52         0.54           1.46           668,931
    2001             1.000       0.039          (0.039)        1.000         3.94         0.56           3.31           296,553

PRIME SERIES (3)
    2005             1.000       0.026          (0.026)        1.000         2.63         0.59           2.53                5
    2004             1.000       0.009          (0.009)        1.000         0.87         0.59           0.86                5
    2003             1.000       0.002          (0.002)        1.000         0.23         0.63(B)        0.41(B)             5

TREASURY SERIES
    2005             1.000       0.024          (0.024)        1.000         2.44         0.57           2.38           215,474
    2004             1.000       0.007          (0.007)        1.000         0.66         0.56           0.66           263,708
    2003             1.000       0.005          (0.005)        1.000         0.51         0.57           0.52           246,484
    2002             1.000       0.011          (0.011)        1.000         1.18         0.56           1.13           285,311
    2001             1.000       0.034          (0.034)        1.000         3.48         0.55           2.98           105,253

TREASURY PLUS SERIES
    2005             1.000       0.026          (0.026)        1.000         2.66         0.58           2.60           160,157
    2004             1.000       0.008          (0.008)        1.000         0.77         0.56           0.82           222,289
    2003             1.000       0.006          (0.006)        1.000         0.55         0.56           0.56           163,909
    2002             1.000       0.011          (0.011)        1.000         1.15         0.57           0.99           249,830
    2001             1.000       0.033          (0.033)        1.000         3.39         0.56           2.67            56,834

U.S. GOVERNMENT SERIES
    2005             1.000       0.026          (0.026)        1.000         2.65         0.55           2.61           739,503
    2004             1.000       0.009          (0.009)        1.000         0.88         0.56           0.91           641,452
    2003             1.000       0.007          (0.007)        1.000         0.70         0.55           0.69           475,302
    2002             1.000       0.014       ***(0.014)        1.000         1.50         0.54           1.39           414,584
    2001             1.000       0.037          (0.037)        1.000         3.71         0.56           3.01           332,839

MUNICIPAL SERIES (1)
    2005             1.000       0.018          (0.018)        1.000         1.80         0.57           1.75           258,418
    2004             1.000       0.006          (0.006)        1.000         0.62         0.56           0.63           316,976
    2003             1.000       0.004          (0.004)        1.000         0.44         0.56           0.43           249,014
    2002             1.000       0.009          (0.009)        1.000         0.86         0.57           0.86            96,187
    2001             1.000       0.012          (0.012)        1.000         1.23         0.63(B)        1.71(B)        124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) The Adviser of the Cash Portfolio, in which the Cash Series invests, waived a portion of the Cash Portfolio expenses during the years ended December 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Series. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.
(1) Commenced Operations April 19, 2001.
(3) Commenced Operations June 20, 2003.
*** The distributions of Realized Gains for the Government Series were less than 0.001%.

                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolios may invest in asset-backed securities; however, the Portfolios will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.


COMMERCIAL PAPER. The Cash Portfolio and the Prime Portfolio may invest in commercial paper which includes unsecured, short-term debt instruments issued by a corporation or a bank, usually with a high quality debt rating, to finance short-term credit needs such as inventory or accounts receivable. Typically commercial paper has a maturity of less than 270 days.


CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolios may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.

REPURCHASE AGREEMENTS. The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."


RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust have adopted guidelines and delegated to each Portfolio's investment Adviser or Sub-Adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.


VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment adviser or sub-adviser.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                               MERRIMAC SERIES

                             MERRIMAC CASH SERIES
                            MERRIMAC PRIME SERIES
                           MERRIMAC TREASURY SERIES
                        MERRIMAC TREASURY PLUS SERIES
                       MERRIMAC U.S. GOVERNMENT SERIES
                          MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

Free copies of the SAI, the annual/semi-annual reports, other information and answers to questions about the Funds and Portfolios can be obtained by calling 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. The SAI and the reports can be viewed for free on the SEC's Internet website at http://www.sec.gov.


Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or copies may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. Information be obtained on the operation of the Public Reference Room by calling the SEC at 202-551-8090.



                    Distributed by Funds Distributor Inc.


                                    Investment Company Act o File No. 811-08741

                                 Merrimac Logo


MAY 1, 2006                                                          PROSPECTUS


-------------------------------------------------------------------------------
                               MERRIMAC SERIES

MERRIMAC CASH SERIES

MERRIMAC PRIME SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC U.S. GOVERNMENT SERIES

MERRIMAC MUNICIPAL SERIES

                                RESERVE CLASS

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Nottingham Class and Investment Class. This Prospectus covers only the Reserve Class. The Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS

THE FUNDS

                                                                        Page


RISK/RETURN SUMMARIES ......................................................   1

Cash Series ................................................................   2

Prime Series ...............................................................   4

Treasury Series ............................................................   6

Treasury Plus Series .......................................................   8

U.S. Government Series .....................................................  10

Municipal Series ...........................................................  12

SUMMARY OF PRINCIPAL RISKS  ................................................  14

FUNDS' MANAGEMENT  .........................................................  15

SHAREHOLDER INFORMATION  ...................................................  16

Purchases ..................................................................  16

Redemptions ................................................................  17

Valuation of Shares ........................................................  19

Dividends and Distributions ................................................  19

Federal Taxes ..............................................................  19

Class Expenses and Distribution Plan .......................................  20

Master/Feeder Structure ....................................................  20

Disclosure of Portfolio Holdings ...........................................  20

Privacy Policy .............................................................  20

FINANCIAL HIGHLIGHTS .......................................................  22

APPENDIX A -- Description of Securities In Which the Portfolios Can Invest .  23

FOR MORE INFORMATION ...............................................  Back Cover

                            RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.


The Funds are organized in a "master-feeder" structure and unlike funds that directly acquire and manage their own portfolios of securities each Fund seeks to achieve its investment objectives by investing all of its investable assets in a series of the Merrimac Master Portfolio (each, a "Portfolio"), an open-end management investment company. Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.


    FEEDER FUND                                    MASTER PORTFOLIO

Merrimac Cash Series                         Merrimac Cash Portfolio
                                               ("Cash Portfolio")
Merrimac Prime Series                        Merrimac Prime Portfolio
                                               ("Prime Portfolio")
Merrimac Treasury Series                     Merrimac Treasury Portfolio
                                               ("Treasury Portfolio")
Merrimac Treasury Plus Series                Merrimac Treasury Plus Portfolio
                                               ("Treasury Plus Portfolio")
Merrimac U.S. Government Series              Merrimac U.S. Government Portfolio
                                               ("U.S. Government Portfolio")
Merrimac Municipal Series                    Merrimac Municipal Portfolio
                                               ("Municipal Portfolio")


The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the investment sub-advisers (each a "Sub-Adviser") of each Fund's investment policies and guidelines.

Each Fund's Sub-Adviser structures the Fund's portfolio based on the Sub-Adviser's outlook on interest rates, market conditions, and liquidity needs. The Sub-Adviser monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Money market funds can be confused with savings accounts. The Funds are not savings accounts but, rather, money market mutual funds that each issue and redeem at the Fund's per share net asset value ("NAV"). Each Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in a Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

                              MERRIMAC CASH SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Cash Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk    o Credit risk   o Company risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- RESERVE CLASS

                2002            1.77%
                2003            1.04%
                2004            1.14%
                2005            2.94%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.95% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.22% (quarters ending 12/31/03 and 3/31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                             1 YEAR       LIFE OF FUND          INCEPTION DATE

    Cash Series* --
    Reserve Class             2.94%           1.73%            December 18, 2001

    * Prior to the inception date of this class until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the Cash Portfolio. The team of investment professionals currently involved in the management of the Cash Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the Cash Portfolio at Opus Investment Management, Inc.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005. Because the Adviser voluntarily waived a portion of its management fee actual total operating expenses for the fiscal year ended December 31, 2005 were 0.27%.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                RESERVE CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       0.10
    Other Expenses(1)                                               0.03
                                                                    ----
    Total Annual Fund Operating Expenses                            0.30%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $31                $97               $169               $381

                             MERRIMAC PRIME SERIES
--------------------------------------------------------------------------------

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     60 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Prime Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk    o Credit risk   o Company risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- RESERVE CLASS

                2004            1.12%
                2005            2.88%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.94% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.20% (quarter ending 3/31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                             1 YEAR       LIFE OF FUND           INCEPTION DATE

    Prime Series --
    Reserve Class             2.88%          1.72%               June 20, 2003


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                RESERVE CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       0.10
    Other Expenses(1)                                               0.07
                                                                    ----
    Total Annual Fund Operating Expenses                            0.34%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $35                $109              $191              $431

                            MERRIMAC TREASURY SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Treasury obligations     Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     60 days or less dollar-
                               weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds, subject to regulatory limitations, that invest exclusively in such instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISK OF INVESTING IN THE FUND

    The primary risk in investing in the Fund is as follows:

    o Interest rate risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- RESERVE CLASS

                2002             1.43%
                2003             0.76%
                2004             0.91%
                2005             2.70%

    During the period shown in the bar chart, the highest total return for a quarter was 0.86% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.15% (quarter ending 3/31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                              1 YEAR        LIFE OF FUND         INCEPTION DATE

    Treasury Series --
    Reserve Class              2.70%           1.45%           December 18, 2001


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                 RESERVE CLASS

    Management Fees                                                  0.17%
    Distribution (12b-1) Fees                                        0.10
    Other Expenses(1)                                                0.05
                                                                     ----
    Total Annual Fund Operating Expenses                             0.32%
                                                                     ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $33                $103              $180              $406

                         MERRIMAC TREASURY PLUS SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Treasury related         Declared daily and
income consistent with         obligations                   distributed monthly
preserving principal and
liquidity.                     AVERAGE PORTFOLIO DURATION
                               60 days or less dollar-
                               weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Plus Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk       o Credit risk            o Government-sponsored
                                                          enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- RESERVE CLASS

                2002            1.40%
                2003            0.80%
                2004            1.02%
                2005            2.90%

    During the period shown in the bar chart, the highest total return for a quarter was 0.92% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.17% (quarters ending 9/30/03, 3/31/04, and 6/30/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                              1 YEAR        LIFE OF FUND        INCEPTION DATE

    Treasury Plus Series --
    Reserve Class              2.90%            1.53%          December 18, 2001


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                 RESERVE CLASS

    Management Fees                                                  0.17%
    Distribution (12b-1) Fees                                        0.10
    Other Expenses(1)                                                0.06
                                                                     ----
    Total Annual Fund Operating Expenses                             0.33%
                                                                     ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $34                $106              $185               $418

                        MERRIMAC U.S. GOVERNMENT SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Government obligations   Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of the Merrimac U.S. Government Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk       o Credit risk           o Government- sponsored
                                                         enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- RESERVE CLASS

                2002            1.75%
                2003            0.95%
                2004            1.13%
                2005            2.90%

    During the period shown in the bar chart, the highest total return for a quarter was 0.93% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.21% (quarter ending 9/30/03).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                              1 YEAR        LIFE OF FUND       INCEPTION DATE

    U.S. Government Series --
    Reserve Class              2.90%            1.69%         December 18, 2001

    * From the inception date to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the U.S. Government Portfolio. The team of investment professionals currently involved in the management of the U.S. Government Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the U.S. Government Portfolio at Opus Investment Management, Inc.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                RESERVE CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       0.10
    Other Expenses(1)                                               0.03
                                                                    ----
    Total Annual Fund Operating Expenses                            0.30%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $31                $97               $169              $381

                           MERRIMAC MUNICIPAL SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks to preserve principal    Money market instruments      Declared daily and
and liquidity while providing                                distributed monthly
current income exempt from     AVERAGE PORTFOLIO DURATION
Federal income tax.            90 days or less dollar-weighted
                               average maturity


              ABN AMRO Asset Management, Inc., the Sub-Adviser of Merrimac Municipal Portfolio, endeavors to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The Sub-Adviser emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

              See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk     o Prepayment risk   o Government-   o Concentration
                                                   sponsored       risk
    o Credit risk            o Municipal           enterprises
                               securities          risk
                               risk

    The Fund may take a temporary defensive position when the Sub-Adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investment goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- RESERVE CLASS

                2002            1.11%
                2003            0.69%
                2004            0.87%
                2005            2.06%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.63% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.13% (quarter ending 9/30/03).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                              1 YEAR        LIFE OF FUND        INCEPTION DATE

    Municipal Series --
    Reserve Class              2.06%            1.18%          December 18, 2001


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                                RESERVE CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       0.10
    Other Expenses(1)                                               0.05
                                                                    ----
    Total Annual Fund Operating Expenses                            0.32%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $33                $103              $180              $406

                          SUMMARY OF PRINCIPAL RISKS

Company Risk: Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

Concentration Risk: Concentration risk involves the possibility that Merrimac Municipal Series may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

Credit Risk: Credit risk involves the possibility that an issuer of a security owned by a Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

Government-Sponsored Enterprises Risk: Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may invest in U.S. Government Securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Securities.

Interest Rate Risk: Interest rate risk involves the possibility that the value of a Fund's investments will decline due to an increase in interest rates.

Municipal Securities Risk: Municipal securities, which comprise at least 80% of Merrimac Municipal Series, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Prepayment Risk: Prepayment risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing Merrimac Municipal Series to reinvest in lower yielding securities.

                              FUNDS' MANAGEMENT


INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by investment Sub-Advisers of each Fund's investment policies and guidelines. Each Sub-Adviser selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The Adviser also recommends the appointment of additional or replacement Sub-Advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-Advisers without shareholder approval.

The Adviser and Sub-Advisers may pay service, administrative or other similar fees charged by a financial intermediary or other financial representative in connection with the servicing of shareholder accounts or the sale of shares of a Fund. Such payments are paid by the Adviser and Sub-Advisers out of their profits or other available sources and do not impact the total operating expenses of a Fund. These payments are calculated on the average share value of each client attributable to the particular financial intermediary. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Adviser, the Sub-Advisers, their respective affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. The Adviser and Sub-Advisers select the financial intermediaries to which revenue sharing payments will be made and determine the size of such payments based upon factors that the Adviser and Sub-Advisers may deem relevant. In some circumstances, these payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Trustees' approval of the advisory contracts for the Funds is available in the Funds' semi-annual reports to shareholders for the period ended June 30, 2005.

INVESTMENT SUB-ADVISERS. Lehman Brothers Asset Management LLC ("LBAM") serves as Sub-Adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. The business address of LBAM is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02110. LBAM and its predecessor company have been providing investment advisory services since 1981. LBAM is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc.

M&I Investment Management Corp. ("M&I") serves as Sub-Adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. The business address of M&I is 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Ilsley Corporation, a publicly held bank holding company.

ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as Sub-Adviser to the Municipal Portfolio. The business address of ABN AMRO is 161 North Clark Street, Chicago, Illinois 60601. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each Sub-Adviser receives a fee from the Adviser (and not from each Portfolio) for its services.


                           SHAREHOLDER INFORMATION

>   PURCHASES

    GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares or to make general inquiries.

    Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number
    155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

    The Board of Trustees of the Funds has determined that, due to the nature of money market funds, no policy regarding the frequent purchase and sale of fund shares, or "market timing," is necessary. The liquidity and short average maturity of the securities in which the Funds invest make it unlikely that the Funds or their shareholders will be harmed by frequent trading.

    INVESTMENT MINIMUM. The minimum initial investment for Reserve Class shares is $1,000,000. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a shareholder's account balance falls below the minimum initial investment due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

    OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date a Fund receives or has on file a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

    Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                          Investors Bank & Trust Company
                                 ABA #: 011001438
                                Attn: Name of Fund
                                 DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

    An investor's bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                      Cash Series                    4:00 p.m. (ET)
                      Prime Series                   4:00 p.m. (ET)
                      Treasury Series                2:00 p.m. (ET)
                      Treasury Plus Series           4:00 p.m. (ET)
                      U.S. Government Series         5:00 p.m. (ET)
                      Municipal Series              12:00 p.m (ET)

    The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

    Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld. The Funds reserve the right to request such information as is necessary to verify the identity of a prospective investor. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, the Funds may refuse to accept the subscription and any monies relating thereto.

>   REDEMPTIONS

    Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

    Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day. All redemption requests regarding shares of the Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                      Cash Series                    4:00 p.m. (ET)
                      Prime Series                   4:00 p.m. (ET)
                      Treasury Series                2:00 p.m. (ET)
                      Treasury Plus Series           4:00 p.m. (ET)
                      U.S. Government Series         5:00 p.m. (ET)
                      Municipal Series              12:00 p.m.(ET)

    Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

    REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

    A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

    REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: P.O. Box 642, Boston, MA 02117-0642. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

    TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

    No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>   VALUATION OF SHARES

    Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>   DIVIDENDS AND DISTRIBUTIONS

    Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>   FEDERAL TAXES

    The following discussion summarizes certain federal income tax issues generally affecting Fund shareholders, but does not address all of the tax issues that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

    Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Ordinary and capital gain dividends generally are taxable whether they are paid in cash or in additional shares.


    Gain or loss, if any, recognized on the sale, exchange or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Such gain or loss will be a long term gain or loss if the shares have been held for more than one year. Since each Fund endeavors to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.


    The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

    Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax, currently at 28%.

>   CLASS EXPENSES AND DISTRIBUTION PLAN

    Reserve Class shares are subject to a 12b-1 (Distribution) fee of up to 0.10% of average net assets.


    The Board of Trustees has approved a Distribution Plan with respect to the Reserve Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above) which the Distributor may in turn remit to and allocate among selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. For the fiscal year ended December 31, 2005, Investors Bank & Trust Company, an affiliate of the funds, received substantially all of the fees paid under the Distribution Plan for the general marketing activities that it provided. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.


>   MASTER/FEEDER STRUCTURE

    The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

    Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>   DISCLOSURE OF PORTFOLIO HOLDINGS

    In general, portfolio holdings information is available monthly, upon request. A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

>   PRIVACY POLICY

    The Board of Trustees of the Merrimac Series has adopted the following privacy policy with respect to its operations.

        The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

        As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

        We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

        We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

        We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

        On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                                       FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Reserve Class financial performance for the last five years or since the Funds commenced operations. Certain information reflects financial results for a single Reserve Class
Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Reserve
Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young
LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Selected data for a Reserve Class share of beneficial interest outstanding throughout the period is presented below:



                                                                                         RATIOS TO AVERAGE NET ASSETS
                                                                                              /SUPPLEMENTAL DATA
                                                                                     -------------------------------------
                       NET ASSET            DISTRIBUTIONS   NET ASSET                                         NET ASSETS
                         VALUE      NET       FROM NET        VALUE                                NET          END OF
    PERIODS ENDED     BEGINNING  INVESTMENT  INVESTMENT        END         TOTAL                INVESTMENT      PERIOD
    DECEMBER 31,       OF YEAR     INCOME      INCOME        OF YEAR     RETURN (A)   EXPENSES    INCOME     (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------

CASH SERIES (2)
    2005                 $1.000    $0.029      $(0.029)       $1.000       2.94%       0.27%(C)   3.07%(C)     $144,234
    2004                  1.000     0.011       (0.011)        1.000       1.14         0.26(C)    1.16(C)       49,087
    2003                  1.000     0.010       (0.010)        1.000       1.04         0.29       0.90          39,336
    2002                  1.000     0.018       (0.018)        1.000       1.77         0.29       1.76               5
    2001                  1.000     0.001       (0.001)        1.000       0.08         0.31(B)    2.16(B)            5
PRIME SERIES (3)
    2005                  1.000     0.028       (0.028)        1.000       2.88         0.34       2.78               5
    2004                  1.000     0.011       (0.011)        1.000       1.12         0.34       1.11               5
    2003                  1.000     0.004       (0.004)        1.000       0.36         0.38(B)    0.67(B)            5

TREASURY SERIES (2)
    2005                  1.000     0.027       (0.027)        1.000       2.70         0.32       2.56               5
    2004                  1.000     0.009       (0.009)        1.000       0.91         0.31       0.92               5
    2003                  1.000     0.008       (0.008)        1.000       0.76         0.32       0.76               5
    2002                  1.000     0.014       (0.014)        1.000       1.43         0.30       1.43               5
    2001                  1.000     0.001       (0.001)        1.000       0.07         0.30(B)    1.95(B)            5
TREASURY PLUS SERIES (2)
    2005                  1.000     0.029       (0.029)        1.000       2.90         0.33       2.76               5
    2004                  1.000     0.010       (0.010)        1.000       1.02         0.31       1.03               5
    2003                  1.000     0.008       (0.008)        1.000       0.80         0.31       0.80               5
    2002                  1.000     0.014       (0.014)        1.000       1.40         0.32       1.39               5
    2001                  1.000     0.001       (0.001)        1.000       0.06         0.31(B)    1.53(B)            5
U.S. GOVERNMENT SERIES (2)
    2005                  1.000     0.029       (0.029)        1.000       2.90         0.30       2.78          30,617
    2004                  1.000     0.011       (0.011)        1.000       1.13         0.31       1.30          45,042
    2003                  1.000     0.009       (0.009)        1.000       0.95         0.30       0.95               5
    2002                  1.000     0.017    ***(0.017)        1.000       1.75         0.29       1.65               5
    2001                  1.000     0.001       (0.001)        1.000       0.08         0.31(B)    2.07(B)            5
MUNICIPAL SERIES (2)
    2005                  1.000     0.020       (0.020)        1.000       2.06         0.32       2.00               5
    2004                  1.000     0.009       (0.009)        1.000       0.87         0.31       0.88               5
    2003                  1.000     0.007       (0.007)        1.000       0.69         0.31       0.69               5
    2002                  1.000     0.011       (0.011)        1.000       1.11         0.32       1.10               5
    2001                  1.000     0.001       (0.001)        1.000       0.05         0.38(B)    1.29(B)            5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) The Adviser of the Cash Portfolio, in which the Cash Series invests, waived a portion of the Cash Portfolio expenses during the years ended December 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Series. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.
(2) Commenced Operations December 18, 2001.
(3) Commenced Operations June 20, 2003.
*** The distributions of Realized Gains for the Government Series were less than 0.001.


                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolios may invest in asset-backed securities; however, the Portfolios will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.


COMMERCIAL PAPER. The Cash Portfolio and the Prime Portfolio may invest in commercial paper which includes unsecured, short-term debt instruments issued by a corporation or a bank, usually with a high quality debt rating, to finance short-term credit needs such as inventory or accounts receivable. Typically commercial paper has a maturity of less than 270 days.


CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolios may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.

REPURCHASE AGREEMENTS. The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."


RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust have adopted guidelines and delegated to each Portfolio's investment Adviser or Sub-Adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.


VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment adviser or sub-adviser.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                               MERRIMAC SERIES

                             MERRIMAC CASH SERIES
                            MERRIMAC PRIME SERIES
                           MERRIMAC TREASURY SERIES
                        MERRIMAC TREASURY PLUS SERIES
                       MERRIMAC U.S. GOVERNMENT SERIES
                          MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

Free copies of the SAI, the annual/semi-annual reports, other information and answers to questions about the Funds and the Portfolios can be obtained by calling 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. The SAI and the reports can be viewed for free on the SEC's Internet website at http://www.sec.gov.


Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or copies may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. Information may be obtained on the operation of the Public Reference Room by calling the SEC at 202-551-8090.



                    Distributed by Funds Distributor Inc.


                                    Investment Company Act o File No. 811-08741

                                 Merrimac Logo


MAY 1, 2006                                                          PROSPECTUS


-------------------------------------------------------------------------------
                               MERRIMAC SERIES

MERRIMAC CASH SERIES

MERRIMAC U.S. GOVERNMENT SERIES

                               NOTTINGHAM CLASS

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

THE NOTTINGHAM CLASS WILL ONLY BE AVAILABLE TO CLIENTS OF THE NOTTINGHAM COMPANY. THIS PROSPECTUS IS NOT AN OFFERING ANY STATE WHERE AN OFFERING MAY NOT LAWFULLY BE MADE.

CONTENTS

THE FUNDS

                                                                        Page

RISK/RETURN SUMMARIES ......................................................   1

Cash Series ................................................................   2

U.S. Government Series .....................................................   4

SUMMARY OF PRINCIPAL RISKS  ................................................   6

FUNDS' MANAGEMENT  .........................................................   7

SHAREHOLDER INFORMATION  ...................................................   8

Purchases ..................................................................   8

Redemptions ................................................................   9

Valuation of Shares ........................................................  11

Dividends and Distributions ................................................  11

Federal Taxes ..............................................................  11

Master/Feeder Structure ....................................................  11

Disclosure of Portfolio Holdings ...........................................  12

Privacy Policy .............................................................  12

FINANCIAL HIGHLIGHTS .......................................................  13

APPENDIX A -- Description of Securities In Which the Portfolios Can Invest .  14

FOR MORE INFORMATION ................................................ Back Cover

                            RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about the Merrimac Cash Series and the Merrimac U.S. Government Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.


The Funds are organized in a "master-feeder" structure and unlike funds that directly acquire and manage their own portfolios of securities each Fund seeks to achieve its investment objectives by investing all of its investable assets in a series of the Merrimac Master Portfolio (each, a "Portfolio"), an open-end management investment company. Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.


    FEEDER FUND                                        MASTER PORTFOLIO

Merrimac Cash Series                         Merrimac Cash Portfolio
                                               ("Cash Portfolio")
Merrimac U.S. Government Series              Merrimac U.S. Government Portfolio
                                               ("U.S. Government Portfolio")


The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the investment sub-advisers (each a "Sub-Adviser") of each Fund's investment policies and guidelines.

Each Fund's Sub-Adviser structures the Fund's portfolio based on the Sub-Adviser's outlook on interest rates, market conditions, and liquidity needs. The Sub-Adviser monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Money market funds can be confused with savings accounts. The Funds are not savings accounts but, rather, money market mutual funds that each issue and redeem at the Fund's per share net asset value ("NAV"). Each Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in a Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund offers five classes of shares. This Prospectus only covers the Nottingham Class.

                              MERRIMAC CASH SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    Money market instruments      Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Cash Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks in investing in the Fund are as follows:

    o Interest rate risk    o Credit risk   o Company risk    o Government-
                                                                sponsored
                                                                enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.



    Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.


    TOTAL RETURN -- NOTTINGHAM CLASS

                2002                1.62%
                2003                0.89%
                2004                1.08%
                2005                3.04%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.97% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.18% (quarter ending 3/31/04).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
    ...........................................................................

                          1 YEAR          LIFE OF FUND          INCEPTION DATE

    Cash Series* --
    Nottingham Class       3.04%              1.66%            December 18, 2001

    * From the inception date until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the Cash Portfolio. The team of investment professionals currently involved in the management of the Cash Portfolio at Lehman Brothers Asset Management LLC includes substantially all of the professional staff who previously managed the Cash Portfolio at Opus Investment Management, Inc.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the examples below reflect the Fund's expenses and the fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005. Because the Adviser voluntarily waived a portion of its management fee actual total operating expenses for the fiscal year ended December 31, 2005 were 0.16%.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                              NOTTINGHAM CLASS

    Management Fees                                                 0.17%
    Distribution (12b-1) Fees                                       None
    Other Expenses(1)                                               0.03
                                                                    ----
    Total Annual Fund Operating Expenses                            0.20%
                                                                    ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Nottingham Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Nottingham Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR        3 YEARS             5 YEARS        10 YEARS


           $20           $64                 $113           $255

                        MERRIMAC U.S. GOVERNMENT SERIES
-------------------------------------------------------------------------------

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE           INVESTMENT FOCUS              DIVIDEND FREQUENCY
Seeks high level of current    U.S. Government obligations   Declared daily and
income consistent with                                       distributed monthly
preserving principal and       AVERAGE PORTFOLIO DURATION
liquidity.                     90 days or less dollar-
                               weighted average maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac U.S. Government Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


-------------------------------------------------------------------------------

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks in investing in the Fund are as follows:

    o Interest rate risk       o Credit risk           o Government- sponsored
                                                         enterprises risk


    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

-------------------------------------------------------------------------------

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


    Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.


    TOTAL RETURN -- NOTTINGHAM CLASS

                2002                1.60%
                2003                0.80%
                2004                1.08%
                2005                3.00%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.96% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.17% (quarter ending 9/30/03).

              AVERAGE ANNUAL TOTAL RETURN
              PERIODS ENDED DECEMBER 31, 2005
              ................................................................

                                 1 YEAR     LIFE OF FUND        INCEPTION DATE

    U.S. Government Series* --
    Nottingham Class              3.00%         1.62%         December 18, 2001

    * From the inception date until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the U.S. Government Portfolio. The team of investment professionals currently involved in the management of the U.S. Government Portfolio at Lehman Brothers Asset Management LLC include substantially all of the professional staff who previously managed the U.S. Government Portfolio at Opus Investment Management, Inc.


-------------------------------------------------------------------------------

>   FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the examples below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS
    ...........................................................................

                                                             NOTTINGHAM CLASS

    Management Fees                                                0.17%
    Distribution (12b-1) Fees                                      None
    Other Expenses(1)                                              0.03
                                                                   ----
    Total Annual Fund Operating Expenses                           0.20%
                                                                   ====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


-------------------------------------------------------------------------------

>   EXAMPLE

    This example is intended to help you compare the cost of investing in the Nottingham Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Nottingham Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS           5 YEARS           10 YEARS


          $20                $64               $113              $255

                          SUMMARY OF PRINCIPAL RISKS

Company Risk: Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

Credit Risk: Credit risk involves the possibility that an issuer of a security owned by a Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

Government-Sponsored Enterprises Risk: The Cash Portfolio and the U.S. Government Portfolio each may invest in U.S. Government Securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk: Interest rate risk involves the possibility that the value of a Fund's investments will decline due to an increase in interest rates.

                              FUNDS' MANAGEMENT


INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by Sub-Advisers of each Fund's investment policies and guidelines. Each Sub-Adviser selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The Adviser also recommends the appointment of additional or replacement Sub-Advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-Advisers without shareholder approval.

The Adviser and Sub-Advisers may pay service, administrative or other similar fees charged by a financial intermediary or other financial representative in connection with the servicing of shareholder accounts or the sale of shares of a Fund. Such payments are paid by the Adviser and Sub-Advisers out of their profits or other available sources and do not impact the total operating expenses of a Fund. These payments are calculated on the average share value of each client attributable to the particular financial intermediary. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Adviser, the Sub-Advisers, their respective affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. The Adviser and Sub-Advisers select the financial intermediaries to which revenue sharing payments will be made and determine the size of such payments based upon factors that the Adviser and Sub-Advisers may deem relevant. In some circumstances, these payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Trustees' approval of the advisory contracts for the Funds is available in the Funds' semi-annual reports to shareholders for the period ended June 30, 2005.

INVESTMENT SUB-ADVISERS. Lehman Brothers Asset Management LLC ("LBAM") serves as Sub-Adviser to the Cash Portfolio and to the U.S. Government Portfolio. The business address of LBAM is 260 Franklin Street, 14\t/\h/ Floor, Boston, Massachusetts 02110. LBAM and its predecessor company have been providing investment advisory services since 1981. LBAM is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc.

The Sub-Adviser receives a fee from the Adviser (and not from each Portfolio) for its services.


                           SHAREHOLDER INFORMATION

    Shareholders of the Nottingham Class execute purchase and redemption transactions by notification to NC Shareholder Services in accordance with the procedures identified below. NC Shareholder Services is responsible for notifying the Funds of transactions it has accepted. Transactions are considered executed only when they have been received in proper form by the Funds. The deadlines listed below allow for the processing of accepted transactions and differs from the actual Fund close.

>   PURCHASES

    GENERAL INFORMATION. The Nottingham Class will only be available to clients of The Nottingham Company. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-800-773-3863 for instructions on how to make payment for shares or to make general inquiries.

    Shares of the U.S. Government Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107
    (7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The U.S. Government Series intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

    The Board of Trustees of the Funds has determined that, due to the nature of money market funds, no policy regarding the frequent purchase and sale of fund shares, or "market timing," is necessary. The liquidity and short average maturity of the securities in which the Funds invest make it unlikely that the Funds or their shareholders will be harmed by frequent trading.

    INVESTMENT MINIMUM. The minimum initial investment for Nottingham Class shares of the Funds is $25,000. Each Fund reserves the right to waive the minimum initial investment. When a Nottingham Class shareholder's account balance falls below $25,000 due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

    OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date a Fund receives or has on file a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank. Purchases may be made by check or wire. Checks should be made payable to NC Shareholder Services and sent to NC Shareholder Services, P.O. Box 4365, Rocky Mount, NC 27803-0365. Wiring instructions for purchases of Nottingham Class shares of a Fund are as follows:

                                Wachovia Bank, NA
                                 ABA #: 053000219
            Name of Account: TNC for the benefit of [name of the fund]
                             Account # 2000021684513
      For further credit to (name and social security number or taxpayer identification number)
                                 Amount of Wire:

    An investor's bank may impose a charge to execute a wire transfer. A purchaser must call 1-800-773-3863 to inform NC Shareholder Services of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that NC Shareholder Services receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                      Cash Series                    3:00 p.m. (ET)
                      U.S. Government Series         4:00 p.m. (ET)

    The Funds also may limit the amount of a purchase order received after 2:00 p.m. (ET).

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 p.m. (ET).

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

    Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld. The Funds reserve the right to request such information as is necessary to verify the identity of a prospective investor. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, the Funds may refuse to accept the subscription and any monies relating thereto.

>   REDEMPTIONS

    Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after NC Shareholder Services has received a proper notice of redemption. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt of the redemption request.

    Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day. All redemption requests regarding shares of the Funds placed after 2:00 p.m. may only be placed by telephone.

                      Cash Series                    3:00 p.m. (ET)
                      U.S. Government Series         4:00 p.m. (ET)

    Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Funds each reserve the right to postpone payments for redemption requests received after 2:00 p.m. (ET) until the next Business Day.

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET).

    A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

    REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide NC Shareholder Services with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

    A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to NC Shareholder Services with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

    REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Merrimac Series c/o NC Shareholder Services, P.O. Box 4365, Rocky Mount, NC 27803-0365. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, NC Shareholder Services may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

    TELEPHONE REDEMPTION. A shareholder may request redemption by calling NC Shareholder Services at 1-800-773-3863. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds, NC Shareholder Services nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with NC Shareholder Services. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

    No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>   VALUATION OF SHARES

    Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET) for the Cash Series and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>   DIVIDENDS AND DISTRIBUTIONS

    Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>   FEDERAL TAXES

    The following discussion summarizes certain federal income tax issues generally affecting Fund shareholders, but does not address all of the tax issues that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

    Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Ordinary and capital gain dividends generally are taxable whether they are paid in cash or in additional shares.


    Gain or loss, if any, recognized on the sale, exchange or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Such gain or loss will be a long term gain or loss if the shares have been held for more than one year. Since each Fund endeavors to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.


    Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax, currently at 28%.

>   MASTER/FEEDER STRUCTURE

    The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

    Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>   DISCLOSURE OF PORTFOLIO HOLDINGS

    In general, portfolio holdings information is available monthly, upon request. A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

>   PRIVACY POLICY

    The Board of Trustees of the Merrimac Series has adopted the following privacy policy with respect to its operations.

        The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

        As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

        We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

        We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

        We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

        On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                                       FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Nottingham Class financial performance for the last five years or since the Funds commenced operations. Certain information reflects financial results for a single Nottingham Class share of the Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Nottingham Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.

Selected data for an Nottingham Class share of beneficial interest outstanding throughout the period is presented below:



                                                                                         RATIOS TO AVERAGE NET ASSETS
                                                                                              /SUPPLEMENTAL DATA
                                                                                     -------------------------------------
                       NET ASSET            DISTRIBUTIONS   NET ASSET                                         NET ASSETS
                         VALUE      NET       FROM NET        VALUE                                NET          END OF
    PERIODS ENDED     BEGINNING  INVESTMENT  INVESTMENT        END         TOTAL                INVESTMENT      PERIOD
    DECEMBER 31,       OF YEAR     INCOME      INCOME        OF YEAR     RETURN (A)   EXPENSES    INCOME     (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------
CASH SERIES (2)
    2005                 $1.000   $0.030      $(0.030)       $1.000      3.04%        0.16%(C)     2.98%(C)     $15,045
    2004                  1.000    0.011       (0.011)        1.000      1.08         0.04(C)      1.75(C)        2,429
    2003                  1.000    0.009       (0.009)        1.000      0.89         0.44         0.88               5
    2002                  1.000    0.016       (0.016)        1.000      1.62         0.44         1.60               5
    2001                  1.000    0.001       (0.001)        1.000      0.08         0.46(B)      2.01(B)            5

U.S. GOVERNMENT SERIES (2)
    2005                  1.000    0.030       (0.030)        1.000      3.00         0.20         1.84               5
    2004                  1.000    0.011       (0.011)        1.000      1.08         0.22         1.81          14,969
    2003                  1.000    0.008       (0.008)        1.000      0.80         0.45         0.80               5
    2002                  1.000    0.015    ***(0.015)        1.000      1.60         0.44         1.51               5
    2001                  1.000    0.001       (0.001)        1.000      0.07         0.46(B)      1.92(B)            5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) The Adviser of the Cash Portfolio, in which the Cash Series invests, waived a portion of the Cash Portfolio expenses during the years ended December 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Series. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.
(2) Commenced Operations December 18, 2001.
*** The distributions of Realized Gains for the Government Series were less than 0.001%.


                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/ or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolios may invest in asset-backed securities; however, the Portfolios will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.


COMMERCIAL PAPER. The Cash Portfolio may invest in commercial paper which includes unsecured, short-term debt instruments issued by a corporation or a bank, usually with a high quality debt rating, to finance short-term credit needs such as inventory or accounts receivable. Typically commercial paper has a maturity of less than 270 days.


CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolio may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

REPURCHASE AGREEMENTS. The Cash Portfolio and the U.S. Government Portfolio each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."


RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust have adopted guidelines and delegated to each Portfolio's investment Adviser or sub-Adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment Adviser or Sub-Adviser.


ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolio will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                               MERRIMAC SERIES

                             MERRIMAC CASH SERIES
                       MERRIMAC U.S. GOVERNMENT SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

Free copies of the SAI, the annual/semi-annual reports, other information and answers to questions about the Funds and the Portfolios can be obtained by calling at 1-888-637-7622 or on Merrimac's internet website at www.merrimacmutualfunds.com. The SAI and the reports can be viewed for free on the SEC's Internet website at http://www.sec.gov.


Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or copies may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. Information may be obtained on the operation of the Public Reference Room by calling the SEC at 202-551-8090.



                    Distributed by Funds Distributor Inc.


                                    Investment Company Act o File No. 811-08741

                                 Merrimac Logo


May 1, 2006                                                          Prospectus
--------------------------------------------------------------------------------


                                MERRIMAC SERIES

MERRIMAC PRIME SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC MUNICIPAL SERIES

                                NOTTINGHAM CLASS

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

THE NOTTINGHAM CLASS WILL ONLY BE AVAILABLE TO CLIENTS OF THE NOTTINGHAM COMPANY. THIS PROSPECTUS IS NOT AN OFFERING ANY STATE WHERE AN OFFERING MAY NOT LAWFULLY BE MADE.

CONTENTS                                                                  PAGE

THE FUNDS


RISK/RETURN SUMMARIES . . . . . . . . . . . . . . . . . . . . . . . .        1

Prime Series . . . . . . . . . . . . . . . . . . . . . . . . . . . ..        2

Treasury Series . . . . . . . . . . . . . . . . . . . . . . . . . . .        4

Treasury Plus Series  . . . . . . . . . . . . . . . . . . . . . . . .        6

Municipal Series. . . . . . . . . . . . . . . . . . . . . . . . . . .        8

SUMMARY OF PRINCIPAL RISKS. . . . . . . . . . . . . . . . . . . . . .       10

FUNDS' MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .       11

SHAREHOLDER INFORMATION . . . . . . . . . . . . . . . . . . . . . . .       12

Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12

Redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13

Valuation of Shares . . . . . . . . . . . . . . . . . . . . . . . . .       14

Dividends and Distributions . . . . . . . . . . . . . . . . . . . . .       14

Federal Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .       15

Master/Feeder Structure . . . . . . . . . . . . . . . . . . . . . . .       15

Disclosure of Portfolio Holdings. . . . . . . . . . . . . . . . . . .       15

Privacy Policy  . . . . . . . . . . . . . . . . . . . . . . . . . . .       15

FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . .       17

APPENDIX A - Description Of Securities In Which the Portfolios Can Invest

FOR MORE INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . Back Cover

                              RISK/RETURN SUMMARIES


The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

The Funds are organized in a "master-feeder" structure and unlike funds that directly acquire and manage their own portfolios of securities each Fund seeks to achieve its investment objectives by investing all of its investable assets in a series of the Merrimac Master Portfolio (each, a "Portfolio"), an open-end management investment company. Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.


-----------------------------------------------------------------------------------------------------------
             FEEDER FUND                                     MASTER PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Merrimac Prime Series           Merrimac Prime Portfolio ("Prime Portfolio")
-----------------------------------------------------------------------------------------------------------
Merrimac Treasury Series        Merrimac Treasury Portfolio ("Treasury Portfolio")
-----------------------------------------------------------------------------------------------------------
Merrimac Treasury Plus Series   Merrimac Treasury Plus Portfolio ("Treasury Plus Portfolio")
-----------------------------------------------------------------------------------------------------------
Merrimac Municipal Series       Merrimac Municipal Portfolio ("Municipal Portfolio")
-----------------------------------------------------------------------------------------------------------


The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the investment sub-advisers (each a "Sub-Adviser") of each Fund's investment policies and guidelines.

Each Fund's Sub-Adviser structures the Fund's portfolio based on the Sub-Adviser's outlook on interest rates, market conditions, and liquidity needs. The Sub-Adviser monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Money market funds can be confused with savings accounts. The Funds are not savings accounts but, rather, money market mutual funds that each issue and redeem at the Fund's per share net asset value ("NAV"). Each Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in a Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund offers five classes of shares. This Prospectus only covers the Nottingham Class.

                              MERRIMAC PRIME SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE          INVESTMENT FOCUS             DIVIDEND  FREQUENCY
Seeks a high level of         Money market instruments     Declared daily and
current income consistent                                  distributed monthly
with  preserving principal    AVERAGE PORTFOLIO DURATION
and liquidity.                60 days or less
                              dollar-weighted average
                              maturity


    Lehman Brothers Asset Management LLC, the Sub-Adviser of Merrimac Prime Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk   o Credit risk   o Company risk   o Government-
                                                              sponsored
                                                              enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

>   FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


    Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.


    TOTAL RETURN - NOTTINGHAM CLASS

          year 2004                1.06%
          year 2005                2.98%

    During the period shown in the bar chart, the highest total return for a quarter was 0.96% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.16% (quarter ending 03/31/04).



    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
   ----------------------------------------------------------------------------

                                       1 YEAR    LIFE OF FUND   INCEPTION DATE
    Prime Series - Nottingham Class     2.98%        1.71%      June 20, 2003


>  FEES AND EXPENSES


    The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the examples below reflect the Fund's expenses and the fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ----------------------------------------------------------------------------

                               NOTTINGHAM CLASS

    Management Fees                                                   0.17%
    Distribution (12b-1) Fees                                         None
    Other Expenses (1)                                                0.07%
    Total Annual Fund Operating Expenses                              0.24%

   ------------------
    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


>  EXAMPLE

    This example is intended to help you compare the cost of investing in the Nottingham Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Nottingham Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 YEAR       3 YEARS        5 YEARS      10 YEARS
         $25           $77           $135          $306

                            MERRIMAC TREASURY SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE     INVESTMENT FOCUS                DIVIDEND  FREQUENCY
Seeks high level of      U.S. Treasury  obligations      Declared daily and
current income                                           distributed monthly
consistent with          AVERAGE PORTFOLIO DURATION
preserving principal     60 days or less dollar-
and liquidity.           weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


>  MAIN RISK OF INVESTING IN THE FUND

    The primary risk in investing in the Fund is as follows:

    o Interest rate risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

>  FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


    Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.

    TOTAL RETURN - NOTTINGHAM CLASS


          year 2002           1.28%
          year 2003           0.61%
          year 2004           0.86%
          year 2005           2.80%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.88% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.12% (quarters ending 12/31/03, 3/31/04 and 6/30/04).



    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
   ------------------------------------------------------------------------------------------------

                                                     1 YEAR    LIFE OF FUND      INCEPTION DATE
   Treasury Series - Nottingham Class                 2.80%        1.39%       December 18, 2001


>  FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the examples below reflect the Fund's expenses and the fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                NOTTINGHAM CLASS

   Management Fees                                      0.17%
   Distribution (12b-1) Fees                            None
   Other Expenses (1)                                   0.05%
                                                        ----
   Total Annual Fund Operating Expenses                 0.22%
                                                        ----
    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


>  EXAMPLE

    This example is intended to help you compare the cost of investing in the Nottingham Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Nottingham Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 YEAR        3 YEARS       5 YEARS        10 YEARS
         $23            $71          $124            $280

                          MERRIMAC TREASURY PLUS SERIES

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE            INVESTMENT FOCUS            DIVIDEND FREQUENCY
Seeks high level of current     U.S. Treasury related       Declared daily and
income consistent with          obligations                 distributed monthly
preserving principal and
liquidity.                      AVERAGE PORTFOLIO DURATION
                                60 days or less dollar-
                                weighted average maturity


    M&I Investment Management Corp., the Sub-Adviser of Merrimac Treasury Plus Portfolio, endeavors to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

    See Appendix A for more information regarding the types of securities in which the Portfolio invests.


>  MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk     o Credit risk     o Government-sponsored
                                                 enterprises risk

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

>  FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


    Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.

    TOTAL RETURN - NOTTINGHAM CLASS


               year 2002           1.25%
               year 2003           0.65%
               year 2004           0.97%
               year 2005           3.00%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.95% (quarter ending 12/3105) and the lowest total return for a quarter was 0.13% (quarters ending 3/31/04 and 6/30/04).



    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
   ------------------------------------------------------------------------------------------------
                                                     1 YEAR    LIFE OF FUND      INCEPTION DATE
   Treasury Plus Series - Nottingham Class            3.00%        1.46%       December 18, 2001


>  FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the examples below reflect the Fund's expenses and the fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ----------------------------------------------------------------------------
                                                       NOTTINGHAM CLASS

   Management Fees                                           0.17%
   Distribution (12b-1) Fees                                  None
   Other Expenses (1)                                        0.06%
                                                             ----
   Total Annual Fund Operating Expenses                      0.23%
                                                             ----
   --------------
    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


>  EXAMPLE

    This example is intended to help you compare the cost of investing in the Nottingham Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Nottingham Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 YEAR        3 YEARS       5 YEARS       10 YEARS
         $24            $74          $130           $293

                            MERRIMAC MUNICIPAL SERIES

>   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

INVESTMENT OBJECTIVE          INVESTMENT FOCUS            DIVIDEND FREQUENCY
Seeks to preserve principal   Federally tax-exempt        Declared daily and
and liquidity while           money market instruments    distributed monthly
providing current
income exempt from Federal    AVERAGE PORTFOLIO DURATION
income tax.                   90 days or less  dollar-
                              weighted  average maturity


    ABN AMRO Asset Management, Inc., the Sub-Adviser of the Merrimac Municipal Portfolio, endeavors to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO Asset Management, Inc. emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. The Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.


    See Appendix A for more information regarding the types of securities in which the Portfolio invests.

>   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk o Prepayment risk              o Government-sponsored
    o Credit risk        o Municipal securities risk      enterprises risk
                                                        o Concentration risk


    The Fund may take a temporary defensive position when the Sub-Adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investment goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.


    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

>  FUND PERFORMANCE


    The bar chart and average annual total return table demonstrate some risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


    Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.

    TOTAL RETURN - NOTTINGHAM CLASS


          year 2002           0.96%
          year 2003           0.54%
          year 2004           0.82%
          year 2005           2.16%

    During the periods shown in the bar chart, the highest total return for a quarter was 0.66% (quarter ending 12/31/05) and the lowest total return for a quarter was 0.10% (quarter ending 9/30/03).



    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2005
   ------------------------------------------------------------------------------------------------
                                                     1 YEAR    LIFE OF FUND      INCEPTION DATE
      Municipal Series - Nottingham Class             2.16%        1.12%       December 18, 2001


>  FEES AND EXPENSES


    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares. The table and the examples below reflect the Fund's expenses and the fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2005.

    ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   -----------------------------------------------------------------------------

                                NOTTINGHAM CLASS
   Management Fees                                        0.17%
   Distribution (12b-1) Fees                              None
   Other Expenses (1)                                     0.05%
                                                          ----
   Total Annual Fund Operating Expenses                   0.22%
                                                          ----
    -----------------
    (1) "Other Expenses" include expenses such as legal, accounting and printing services.


>  EXAMPLE

    This example is intended to help you compare the cost of investing in the Nottingham Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Nottingham Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 YEAR        3 YEARS        5 YEARS      10 YEARS
         $23            $71           $124          $280

                           SUMMARY OF PRINCIPAL RISKS

Company Risk: Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

Concentration Risk: Concentration risk involves the possibility that Merrimac Municipal Series may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

Credit Risk: Credit risk involves the possibility that an issuer of a security owned by a Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

Government-Sponsored Enterprises Risk: The Prime Portfolio and the Treasury Plus Portfolio each may invest in U.S. Government Securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Securities.

Interest Rate Risk: Interest rate risk involves the possibility that the value of a Fund's investments will decline due to an increase in interest rates.

Municipal Securities Risk: Municipal securities, which comprise at least 80% of Merrimac Municipal Series, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Prepayment Risk: Prepayment risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing Merrimac Municipal Series to reinvest in lower yielding securities.

                                FUNDS' MANAGEMENT


INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by investment Sub-Advisers of each Fund's investment policies and guidelines. Each Sub-Adviser selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The Adviser also recommends the appointment of additional or replacement Sub-Advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-Advisers without shareholder approval.

The Adviser and Sub-Advisers may pay service, administrative or other similar fees charged by a financial intermediary or other financial representative in connection with the servicing of shareholder accounts or the sale of shares of a Fund. Such payments are paid by the Adviser and Sub-Advisers out of their profits or other available sources and do not impact the total operating expenses of a Fund. These payments are calculated on the average share value of each client attributable to the particular financial intermediary. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Adviser, the Sub-Advisers, their respective affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. The Adviser and Sub-Advisers select the financial intermediaries to which revenue sharing payments will be made and determine the size of such payments based upon factors that the Adviser and Sub-Advisers may deem relevant. In some circumstances, these payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Trustees' approval of the advisory contracts for the Funds is available in the Funds' semi-annual reports to shareholders for the period ended June 30, 2005.

INVESTMENT SUB-ADVISERS. Lehman Brothers Asset Management LLC ("LBAM") serves as Sub-Adviser to the Prime Portfolio. The business address of LBAM is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02110. LBAM and its predecessor company have been providing investment advisory services since 1981. LBAM is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc.

M&I Investment Management Corp. ("M&I") serves as Sub-Adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. The business address of M&I is 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Ilsley Corporation, a publicly held bank holding company.

ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as Sub-Adviser to the Municipal Portfolio. The business address of ABN AMRO is 161 North Clark Street, Chicago, Illinois 60601. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each Sub-Adviser receives a fee from the Adviser (and not from each Portfolio) for its services.


                             SHAREHOLDER INFORMATION

Shareholders of the Nottingham Class execute purchase and redemption transactions by notification to NC Shareholder Services in accordance with the procedures identified below. NC Shareholder Services is responsible for notifying the Funds of transactions it has accepted. Transactions are considered executed only when they have been received in proper form by the Funds. The deadlines listed below allow for the processing of accepted transactions and differs from the actual Fund close.

>  PURCHASES

GENERAL INFORMATION. The Nottingham Class will only be available to clients of The Nottingham Company. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-800-773-3863 for instructions on how to make payment for shares or to make general inquiries.


Shares of the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


The Board of Trustees of the Funds has determined that, due to the nature of money market funds, no policy regarding the frequent purchase and sale of fund shares, or "market timing," is necessary. The liquidity and short average maturity of the securities in which the Funds invest make it unlikely that the Funds or their shareholders will be harmed by frequent trading.

INVESTMENT MINIMUM. The minimum initial investment for Nottingham Class shares of the Funds is $25,000. Each Fund reserves the right to waive the minimum initial investment. When a Nottingham Class shareholder's account balance falls below $25,000 due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date a Fund receives or has on file a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank. Purchases may be made by check or wire. Checks should be made payable to NC Shareholder Services and sent to NC Shareholder Services, P.O. Box 4365, Rocky Mount, NC 27803-0365. Wiring instructions for purchases of Nottingham Class shares of a Fund are as follows:

                                Wachovia Bank, NA
                                ABA #: 053000219
           Name of Account: TNC for the benefit of [name of the fund]
                             Account # 2000021684513
                              For further credit to
       (name and social security number or taxpayer identification number)
                                 Amount of Wire:

An investor's bank may impose a charge to execute a wire transfer. A purchaser must call 1-800-773-3863 to inform NC Shareholder Services of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that NC Shareholder Services receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                ----------------------------------------------
                Prime Series                 4:00 p.m. (ET)
                ----------------------------------------------
                Treasury Series              2:00 p.m. (ET)
                ----------------------------------------------
                Treasury Plus Series         4:00 p.m. (ET)
                ----------------------------------------------
                Municipal Series             12:00p.m. (ET)
                ----------------------------------------------

The Funds also may limit the amount of a purchase order received after 2:00 p.m.
(ET).

On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 p.m. (ET).

Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld. The Funds reserve the right to request such information as is necessary to verify the identity of a prospective investor. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, the Funds may refuse to accept the subscription and any monies relating thereto.

>  REDEMPTIONS

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after NC Shareholder Services has received a proper notice of redemption. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt of the redemption request.

Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day. All redemption requests regarding shares of the Funds placed after 2:00 p.m. may only be placed by telephone.

                -----------------------------------------------
                    Prime Series               4:00 p.m. (ET)
                -----------------------------------------------
                    Treasury Series            2:00 p.m. (ET)
                -----------------------------------------------
                    Treasury Plus Series       4:00 p.m. (ET)
                -----------------------------------------------
                    Municipal Series           12:00 p.m. (ET)
                -----------------------------------------------

Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Funds each reserve the right to postpone payments for redemption requests received after 2:00 p.m. (ET) until the next Business Day.

On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET).

A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide NC Shareholder Services with the dollar amount to be redeemed and the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to NC Shareholder Services with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Merrimac Series c/o NC Shareholder Services, P.O. Box 4365, Rocky Mount, NC 27803-0365. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, NC Shareholder Services may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

TELEPHONE REDEMPTION. A shareholder may request redemption by calling NC Shareholder Services at 1-800-773-3863. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds, NC Shareholder Services nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with NC Shareholder Services. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series and as of 4:00 p.m. (ET) for the Prime Series and the Treasury Plus Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

The following discussion summarizes certain federal income tax issues generally affecting Fund shareholders, but does not address all of the tax issues that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Ordinary and capital gain dividends generally are taxable whether they are paid in cash or in additional shares.


Gain or loss, if any, recognized on the sale, exchange or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Such gain or loss will be a long term gain or loss if the shares have been held for more than one year. Since each Fund endeavors to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.


Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax, currently at 28%.

> MASTER/FEEDER STRUCTURE

The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  DISCLOSURE OF PORTFOLIO HOLDINGS

In general, portfolio holdings information is available monthly, upon request. A description of the Funds' policies and procedures regarding the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information.

>  PRIVACY POLICY

The Board of Trustees of the Merrimac Series has adopted the following privacy policy with respect to its operations.

The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

         As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

         We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

         We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

         We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

         On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                                 FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Nottingham Class financial performance for the last five years or since the Funds commenced operations. Certain information reflects financial results for a single Nottingham Class share of the Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Nottingham Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds'
financial statements, are included in the annual report, which is available upon request.

Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution
(12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.

Selected data for a Nottingham Class share of beneficial interest outstanding throughout the period is presented below:


                                                                                        RATIOS TO AVERAGE NET
                                                                                        ASSETS/SUPPLEMENTAL DATA
                                                                                  ---------------------------------------
                                                                                                               NET ASSETS
                     NET ASSET                DISTRIBUTIONS  NET ASSET                                           END OF
                       VALUE         NET        FROM NET       VALUE    TOTAL                    NET             PERIOD
                     BEGINNING   INVESTMENT    INVESTMENT     END OF   RETURN                 INVESTMENT         (000S
PERIODS ENDED        OF YEAR        INCOME       INCOME        YEAR     (A)        EXPENSES     INCOME          OMITTED)
-------------------------------------------------------------------------------------------------------------------------
PRIME SERIES (3)
      2005            $ 1.000      $ 0.029     $ (0.029)      $ 1.000    2.98 %     0.24%        2.88%             $ 5
      2004              1.000        0.011       (0.011)        1.000    1.06       0.35         1.10                5
      2003              1.000        0.003       (0.003)        1.000    0.28       0.53(B)      0.51(B)             5
TREASURY SERIES (2)
      2005              1.000        0.028       (0.028)        1.000    2.80       0.22         2.66                5
      2004              1.000        0.009       (0.009)        1.000    0.86       0.34         0.89                5
      2003              1.000        0.006       (0.006)        1.000    0.61       0.47         0.60                5
      2002              1.000        0.013       (0.013)        1.000    1.28       0.45         1.28                5
      2001              1.000        0.001       (0.001)        1.000    0.07       0.45(B)      1.80(B)             5
TREASURY PLUS SERIES (2)
      2005              1.000        0.030       (0.030)        1.000    3.00       0.23         2.86                5
      2004              1.000        0.010       (0.010)        1.000    0.97       0.34         1.00                5
      2003              1.000        0.007       (0.007)        1.000    0.65       0.46         0.64                5
      2002              1.000        0.012       (0.012)        1.000    1.25       0.47         1.24                5
      2001              1.000        0.001       (0.001)        1.000    0.05       0.46(B)      1.38(B)             5
MUNICIPAL SERIES (2)
      2005              1.000        0.021       (0.021)        1.000    2.16       0.22         2.10                5
      2004              1.000        0.008       (0.008)        1.000    0.82       0.34         0.84                5
      2003              1.000        0.005       (0.005)        1.000    0.54       0.46         0.54                5
      2002              1.000        0.010       (0.010)        1.000    0.96       0.47         0.96                5
      2001              1.000     ** 0.000    ** (0.000)        1.000    0.04       0.53(B)      1.14(B)             5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(B) Annualized.
(2) Commenced Operations December 18, 2001.
(3) Commenced Operations June 20, 2003.
 ** Rounds to less than 0.001 or (0.001).

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST:

ASSET-BACKED SECURITIES. The Prime Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolio may invest in asset-backed securities; however, the Portfolio will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.


COMMERCIAL PAPER. The Prime Portfolio may invest in commercial paper which includes unsecured, short-term debt instruments issued by a corporation or a bank, usually with a high quality debt rating, to finance short-term credit needs such as inventory or accounts receivable. Typically commercial paper has a maturity of less than 270 days.


CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolio may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.

REPURCHASE AGREEMENTS. The Prime Portfolio and the Treasury Plus Portfolio each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."


RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust have adopted guidelines and delegated to each Portfolio's investment Adviser or Sub-Adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.


VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment Adviser or Sub-Adviser.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolio will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES
                              MERRIMAC PRIME SERIES
                            MERRIMAC TREASURY SERIES
                          MERRIMAC TREASURY PLUS SERIES
                            MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

Free copies of the SAI, the annual/semi-annual reports, other information and answers to questions about the Funds and the Portfolios can be obtained by calling 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. The SAI and the reports can be viewed for free on the SEC's Internet website at http://www.sec.gov.


Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or copies may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. Information may be obtained on the operation of the Public Reference Room by calling the SEC at 202-551-8090.


                      Distributed by Funds Distributor Inc.

                                     Investment Company Act o File No. 811-08741

                                MERRIMAC SERIES

                              Merrimac Cash Series
                             Merrimac Prime Series
                            Merrimac Treasury Series
                         Merrimac Treasury Plus Series
                        Merrimac U.S. Government Series
                           Merrimac Municipal Series

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2006

This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of Merrimac Series dated May 1, 2006. Financial Statements are incorporated by reference into this SAI from the Funds' most recent Annual Report. You can get a free copy of the Prospectus for the Merrimac Series or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090. Reports and other information about the Funds may be obtained on the Commission's Internet site at http://www.sec.gov.


                                TABLE OF CONTENTS

                                 Page                                      Page

Fund History                        2     Brokerage Allocation and Other
                                            Practices                        23
Description of the Funds, Their           Portfolio Holdings Information     24
Investments and Risks               2
  Classification                    2     Capital Stock                      25
  Investment Strategies and Risks   3
  Fund Policies                     7
Management of the Trusts            9     Purchase, Redemption and
                                           Valuation of Shares               27
Control Persons                    13      Purchase and Redemption of
                                            Shares                           27
Proxy Voting Policies and                   Valuation of Shares              27
 Procedures                        17     Certain Federal Income Tax
Investment Advisory and Other              Consequences                      27
 Services                          18     Independent Public Accounting
  Investment Advisers and                  Firm                              30
   Sub-Advisers                    18
  Distributor                      21     Counsel                            31
  Distribution and Shareholder
   Servicing Plans                 21     Financial Statements               31
  Administrator, Transfer Agent,
   Custodian and Fund Accountant   22     Appendix                           32

                                  FUND HISTORY


This SAI provides information regarding the Merrimac Series (the "Trust") and its six funds: Merrimac Cash Series ("Cash Series"), Merrimac Prime Series ("Prime Series"), Merrimac Treasury Series ("Treasury Series"), Merrimac Treasury Plus Series ("Treasury Plus Series"), Merrimac U.S. Government Series ("U.S. Government Series") and Merrimac Municipal Series ("Municipal Series") (each, a "Fund" and collectively, the "Funds").


The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").


This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Trust's current Prospectus dated May 1, 2006 (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling 1-888-637-7622. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.


             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

CLASSIFICATION

Each Fund is a diversified open-end, management investment company and a separate series of the Trust.

MASTER/FEEDER STRUCTURE. A master/feeder structure allows a fund to become a feeder fund and invest all of its investable assets into a master portfolio which has the same investment objective and restrictions.

The Funds have elected to become feeder funds and invest their assets into corresponding portfolios of Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996 and registered as an open-end management investment company under the 1940 Act. Because the feeder funds invest all of their investable assets in their corresponding Portfolios, the description of each Fund's investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio. The Funds are sometimes referred to in this SAI as feeder funds.

The following are the feeder funds of the Trust and the corresponding master portfolios of the Portfolio Trust into which each invests.


 FEEDER FUND                    MASTER PORTFOLIO (COLLECTIVELY THE "PORTFOLIOS")

Cash Series                 Merrimac Cash Portfolio ("Cash Portfolio")
Prime Series                Merrimac Prime Portfolio ("Prime Portfolio")
Treasury Series             Merrimac Treasury Portfolio ("Treasury Portfolio")
Treasury Plus Series        Merrimac Treasury Plus Portfolio ("Treasury Plus
                              Portfolio")
U.S. Government Series      Merrimac U.S. Government Portfolio ("U.S.
                              Government Portfolio")
Municipal Series            Merrimac Municipal Portfolio ("Municipal Portfolio")

In addition to these feeder funds, other feeder funds may invest in the Portfolios, and information about the other feeder funds is available by calling 1-888-637-7622. The other feeder funds invest in the Portfolios on the same terms as the Funds and bear a proportionate share of the Portfolio's earnings and expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Funds, which may produce different investment results.


There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

INVESTMENT STRATEGIES AND RISKS


INVESTMENT PORTFOLIO. The money market instruments in which the Cash Portfolio and Prime Portfolio invest include commercial paper (promissory notes issued by corporations to finance their short-term credit needs) and other corporate debt, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, short-term U.S. Government securities and repurchase agreements. The Treasury Portfolio invests exclusively in direct obligations of the U.S. Treasury and other mutual funds, subject to regulatory limitations, that invest exclusively in such instruments. The Treasury Plus Portfolio invests substantially all of its assets in direct obligations of the U.S. Treasury and in U.S. Government Securities and repurchase agreements collateralized by these instruments. The U.S. Government Portfolio invests substantially all of its assets in short-term U.S. Government Securities and repurchase agreements collateralized by these instruments. The Municipal Portfolio invests in high quality money market instruments issued by municipalities and other issuers. The Municipal Portfolio may take a temporary defensive position when its sub-adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investment goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.


MATURITY AND DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.


Each of the Portfolios has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Prime Portfolio, Treasury Portfolio and Treasury Plus Portfolio will maintain a dollar-weighted average portfolio maturity of 60 days or less. The Cash Portfolio, U.S. Government Portfolio and Municipal Portfolio will maintain a dollar weighted average portfolio maturity of 90 days or less.

SECURITIES LENDING. Each Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

SHORT-TERM TRADING. Although each Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. Each Portfolio also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, a Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, each Portfolio's ability to borrow funds to accommodate redemption requests mitigates in part the necessity for such portfolio sales during these periods.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Portfolio may invest in when-issued and delayed delivery securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When such a security is purchased, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment unless the relevant Portfolio has entered into an offsetting agreement to sell the securities. These segregated securities will be valued at market and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. A Portfolio generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Portfolio's total assets, and a commitment will not exceed 90 days. A Portfolio will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, a Portfolio may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. The market value of when-issued or delayed delivery securities when they are delivered may be less than the amount the Portfolios paid for them.

INVESTMENT INSTRUMENTS


BANKERS' ACCEPTANCES. The Cash Portfolio and the Prime Portfolio may invest in bankers' acceptances which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. The Cash Portfolio and the Prime Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.


COMMERCIAL PAPER. The Cash Portfolio and the Prime Portfolio may invest in commercial paper which includes unsecured, short-term debt instruments issued by a corporation or a bank, usually with a high quality debt rating, to finance short-term credit needs such as inventory or accounts receivable. Typically commercial paper has a maturity of less than 270 days.

EXTENDIBLE SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in extendible securities including Extendible Commercial Notes ("ECNs"), Extendible Medium-Term Notes ("XMTNs"), Trust Liquidity Notes ("TLNs") and Secured Liquidity Notes ("SLNs"). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity). Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper. XMTNs are short-term securities with the majority having a one month floating rate coupon. Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity. If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity. Investors receive a stepped-up coupon each year the security is held. XMTNs carry the same credit rating(s) as the issuer's commercial paper. TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity. Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor. SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets. Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.


FUNDING AGREEMENTS. The Cash Portfolio and the Prime Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

INVESTMENT COMPANIES. The Portfolios may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, each Portfolio's investment in investment companies is limited to, subject to certain exception, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets of investment companies in the aggregate.


ABN AMRO Asset Management, Inc. ("ABN AMRO") is investment sub-adviser ("Sub-Adviser") to the Municipal Portfolio. ABN AMRO through its affiliates has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the funds which it manages, including the Municipal Portfolio, to invest in shares of money market funds affiliated with ABN AMRO. Pursuant to this order, the Municipal Portfolio is permitted to invest in shares of money market funds affiliated with ABN AMRO for cash management purposes, provided that the ABN AMRO and any of its affiliates waive management fees and other expense with respect to fund assets invested therein.


LOAN PARTICIPATIONS. The Cash Portfolio and the Prime Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Portfolios to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Portfolios may be subject to delays, expenses and risks that are greater than if the Portfolios had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolios may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolios may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Portfolios are generally regarded as illiquid.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal securities include both municipal notes and municipal bonds.

Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. Project notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs). Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


REPURCHASE AGREEMENTS. Each Portfolio except the Treasury Portfolio and the Municipal Portfolio may invest in repurchase agreements. A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or Sub-Adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and Sub-Adviser.


The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, a Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by a Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

REVERSE REPURCHASE AGREEMENTS. The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, each Portfolio would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. Each Portfolio will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time each Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with each Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by each Portfolio have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.

TIME DEPOSITS. The Cash Portfolio and the Prime Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. GOVERNMENT SECURITIES. The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may invest in U.S. Government Securities. Not all U.S. Government Securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than "full faith and credit" Government Securities. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Securities.

FUND POLICIES

The Funds and the Portfolios have adopted the following fundamental policies. Each of the Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of a Fund or a Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of a Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of a Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund or Portfolio.

As a matter of fundamental policy, each Portfolio (Fund) may not:

         (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities or (for the Cash Portfolio (Series), the Prime Portfolio (Series), the Treasury Plus Portfolio (Series) and the U.S. Government Portfolio (Series) bank obligations or repurchase agreements collateralized by any of such obligations as applicable; and for the Municipal Portfolio (Series) there is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.;

         (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

         (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

         (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that a Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of a Portfolio's total assets;

         (5) engage in the business of underwriting the securities issued by others, except that a Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

         (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act;

         (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that a Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon; and

         (8) the Municipal Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in securities that pay income exempt from Federal income tax.

If any percentage restriction described above for the relevant Portfolio
(Fund), is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolios (Fund) will not constitute a violation of the restriction. The above restrictions also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

As a non-fundamental policy the Treasury Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. As a non-fundamental policy the Treasury Plus Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. As a non-fundamental policy the U.S. Government Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. These investment policies are not fundamental and should the Portfolio's Board decide to change these policies, shareholders will be provided at least 60 days notice.


                            MANAGEMENT OF THE TRUSTS

BOARD OF TRUSTEES


Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, Sub-Adviser and administrator. The day-to-day operations of the Funds are delegated to their Sub-Adviser.


TRUSTEES AND OFFICERS. The names, addresses, ages and principal occupation(s) during the last five years of the Trustees and officers of the Trust and the Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is c/o Investors Bank & Trust Company, PO Box 9130, Boston, Massachusetts 02117.


TRUSTEES AND OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

                           POSITIONS
                           HELD WITH THE                                                                        NUMBER OF
                           TRUST AND THE   TERM OF OFFICE AND                                                   PORTFOLIOS IN FUND
                           PORTFOLIO       LENGTH OF TIME                                                       COMPLEX OVERSEEN BY
NAME AND AGE               TRUST           SERVED(1)               PRINCIPAL OCCUPATION(S)                      TRUSTEE/OFFICER(2)

INDEPENDENT TRUSTEES



INDEPENDENT TRUSTEES
THOMAS J. BROWN          Trustee           Since 2004              Independent Trustee, VALIC Company I              13
Age: 60                                                            and II (annuities), 2005 - present; Chief
                                                                   Operating Officer and Chief Financial
                                                                   Officer, American General Asset Management
                                                                   (Investment Management), 2000 - 2002;
                                                                   Chief Financial Officer, Cypress Holdings
                                                                   (Investment Management), 1997 - 2000.

FRANCIS J. GAUL, JR.     Trustee           Merrimac Master         Private Investor, 1997 - present; Co-             13
Age: 62                                    Portfolio since         owner, Sorin Associates, LLC, 1999-
                                           1996; Merrimac          present.
                                           Series since
                                           1998

THOMAS E. SINTON         Trustee           Merrimac Master         Retired, Managing Director, Corporate             13
Age: 73                                    Portfolio since         Accounting Policy, 1993 - 1996;
                                           1996; Merrimac          Consultant, Bankers Trust Company, 1993
                                           Series since            - 1996.
                                           1998

ARTHUR H. MEEHAN         Trustee           Since 2004              Director, St. Vincent College, 1999-              13
Age: 70                                                            present; Director, Citizens Bank, 2002 -
                                                                   present; Chief Executive Officer and
                                                                   President, Medford Savings Bank, 1992 -
                                                                   2002.

INTERESTED TRUSTEE AND
OFFICERS(3)
KEVIN J. SHEEHAN         Trustee           Merrimac Master         Chairman and Chief Executive Officer,             13
Age: 54                                    Portfolio since         Investors Financial Services Corp. and
                                           1996; Merrimac          Investors Bank & Trust Company, 2001 -
                                           Series since            present; Chairman, Chief Executive
                                           1998                    Officer and President, Investors Financial
                                                                   Services Corp. and Investors Bank & Trust
                                                                   Company, 1995 - 2001.

PAUL J. JASINSKI         President and     Merrimac Master         Managing Director, Investors Bank &               13
Age: 59                  Chief             Portfolio since         Trust Company, 1990 - present; Director,
                         Executive         1999; Merrimac          Investors Bank & Trust - Advisory
                         Officer           Series since 2001       Division, 1996 - present.

JOHN F. PYNE             Vice President,   Treasurer and Chief     Director, Investors Bank & Trust                  13
Age: 37                  Treasurer and     Financial Officer       Company, 2000 - present.
                         Chief Financial   since 2002, Vice
                         Officer           President since
                                           2000

DONALD F. COOLEY         Vice President    Merrimac Series         Director/Sales, Investors Bank & Trust            13
Age: 42                                    since 2001;             Company, 2001 - present; Vice President,
                                           Merrimac Master         Credit Suisse First Boston, 1999-2000.
                                           Portfolio since 2003

SUSAN C. MOSHER          Anti-Money        Since 2002              Senior Director, Investors Bank & Trust           13
Age: 50                  Laundering                                Company, 2001-present.
                         Compliance
                         Officer

DONNA M. ROGERS          Chief             Since 2004              Senior Director, Investors Bank & Trust           13
Age: 39                  Compliance                                Company, 2002 - present; Director,
                         Officer                                   Investors Bank & Trust Company, 1996-
                                                                   2002.

RAINER L.C. FROST        Secretary and     Since 2005              Director and Counsel, Mutual Fund                 13
Age: 49                  Chief Legal                               Administration, Investors Bank & Trust
                         Officer                                   Company, 2005-present; Principal and
                                                                   General Counsel, Clarity Group, 2000-
                                                                   2005; Chief Administration Officer,
                                                                   Executive Vice-President and General
                                                                   Counsel, GoldK, Inc., 2001-2002; Chief
                                                                   Executive Officer and General Counsel,
                                                                   Norfox Software, 1999-2000.

BRIAN F. LINK            Assistant         Since 2005              Senior Associate Counsel, Mutual Fund             13
Age: 33                  Secretary                                 Administration, Investors Bank & Trust
                                                                   Company, 2005 - present; Associate
                                                                   Counsel, Mutual Fund Administration,
                                                                   Investors Bank & Trust Company 2004-
                                                                   2005; Senior Product Manager, Deutsche
                                                                   Asset Management, 2003-2004; Product
                                                                   Manager, Fidelity Investments, 2000-2003.

BRIAN C. POOLE           Assistant         Since 2005              Associate Counsel, Mutual Fund                    13
Age: 35                  Secretary                                 Administration, Investors Bank & Trust
                                                                   Company, 2004 - present; Product
                                                                   Manager, Fidelity Investments, 2000-2004.

(1) Trustees and officers serve for an indefinite term or until the date such Trustee or officer resigns or retires or is removed by the board of Trustees or shareholders.

(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2005.

(3) The Trustee and officers listed below are "interested persons" of each of the Merrimac Master Portfolio, the Merrimac
    Series and the Merrimac Funds as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.



SHARE OWNERSHIP IN THE FUND AS OF DECEMBER 31, 2005

                                                          AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                         DOLLAR RANGE OF                  SECURITIES IN THE
                         EQUITY SECURITIES                TRUST AND THE
NAME OF TRUSTEE          IN THE TRUST                     FUND COMPLEX

Independent Trustees

Thomas J. Brown             None                              None

Francis J. Gaul, Jr.        None                              $1-$10,000

Thomas E. Sinton            None                              None

Arthur H. Meehan            None                              None

Interested Trustees

Kevin Sheehan               None                              None


COMMITTEES OF THE BOARD OF TRUSTEES


The Board of Trustees has an Audit Committee, which is comprised of all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"). Currently, Francis J. Gaul, Jr., Thomas E. Sinton, Thomas J. Brown and Arthur
H. Meehan comprise the Audit Committee. Mr. Sinton is the chairman of the Audit Committee. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, oversees the Trust's financial reporting, including the Trust's financial statements, review and assessment of the performance of the independent registered public accounting firm, review of the Trust's internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof; ascertains the independence of the Trust's independent registered public accounting firm; and acts as liaison between the Trust's independent registered public accounting firm and the full Board of Trustees. The Audit Committee met four times during the fiscal year ended December 31, 2005.

The Board of Trustees has a Governance Committee, which is comprised of all of the Independent Trustees. The Governance Committee, pursuant to a Governance Committee Charter adopted by the Board meets at least annually with their independent counsel. The Governance Committee undertakes a periodic review of, and makes recommendations to the full Board with respect to, the following matters: approval of advisory, sub-advisory, distribution, administrative services and other contracts with affiliated service providers of the Funds; approval of Rule 12b-1 plans of distribution, shareholder servicing plans and agreements relating to such plans; procedures for identifying and recruiting qualified candidates for the position of Independent Trustee; recommending to the Board individuals to be appointed or nominated for election as Independent Trustees (the Governmance Committee does not consider nominees recommended by shareholders); the performance of the Board; the compensation of Trustees; the identity, duties, and composition of the various Committees of the Board and the Chairpersons of such Committees; the development and maintenance of the Board's membership, structure and operation; and any other matters related to the governance of the Fund. The Governance Committee met once during the fiscal year ended December 31, 2005.


At this time the Committee does not have a policy regarding the consideration of any trustee candidates recommended by shareholders. As the need for Trustee elections occurs infrequently it is not foreseeable that such a policy would be necessary or beneficial to shareholders. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.


The full Board met seven times during the fiscal year ended December 31, 2005. No Trustee attended fewer than 75% of the Board and Committee meetings of which he is a member.

COMPENSATION OF THE TRUSTEES AND OFFICERS. Neither the Trust nor the Portfolio Trust compensates the Trustees or officers of the Trust and the Portfolio Trust who are affiliated with Investors Bank & Trust Company - Advisory Division. None of the Trustees or officers of the Trust or the Portfolio Trust have engaged in any financial transactions with the Trust or the Portfolio Trust, respectively, during the fiscal year ended December 31, 2005.

The Merrimac Fund Complex (the "Fund Complex") consists of the Trust, the Portfolio Trust and the Merrimac Funds. The Trustees of the Boards of the Fund Complex are paid an annual retainer of $50,000, payable in equal quarterly installments. Additional fees are payable in the amount of $1,500 for each special in-person meeting of the Board of Trustees or any committee thereof and $500 for each special telephonic meeting of the Board of Trustees or any committee thereof. Each Fund bears its pro rata allocation of Trustees' fees paid by its corresponding Portfolio to the Trustees of the Portfolio Trust. The following table reflects the compensation paid by the Trust and the Fund Complex to each Trustee for the fiscal period ended December 31, 2005.



                                                                    Total
                                              Pension or         Compensation
                            Aggregate     Retirement Benefits   From Trust and
                          Compensation     Accrued as Part of       Fund
Name of Trustee          From the Trust     Fund's Expenses       Complex*

Kevin J. Sheehan               $0                 $0                 $0
Francis J. Gaul, Jr.        $16,268               $0              $52,000
Thomas E. Sinton            $16,425               $0              $52,500
Thomas J. Brown             $18,151               $0              $58,000
Arthur H. Meehan            $16,738               $0              $53,500

* The Fund Complex is comprised of thirteen series as of December 31, 2005.


                                CONTROL PERSONS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.


As of April 1, 2006, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.

                                                                 NATURE OF
                         NAME AND ADDRESS OF                     BENEFICIAL                PERCENT
TITLE OF CLASS            BENEFICIAL OWNER                       OWNERSHIP               OF PORTFOLIO

Cash Series -            Saturn & Co.                            Direct Ownership        27.73%
Premium Class            c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 0211

Cash Series -            Christian Science Custody               Direct Ownership        94.79%
Institutional Class      c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Cash Series-             Saturn & Company                        Direct Ownership        99.13%
Investment Class         c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Cash Series-             Saturn & Company                        Direct Ownership        99.99%
Reserve Class            c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Cash Series-             Saturn & Company                        Direct Ownership        57.12%
Nottingham Class         c/o IBT IC Mutual Fund Processing
                         200 Clarendon Street
                         Boston MA, 02116

Cash Series-             North Carolina Shareholder              Direct Ownership        40.33%
Nottingham Class         Services LLC
                         116 S Franklin Street
                         Rocky Mount, NC 27804

Prime Series-            Brahms Funding Corp                     Direct Ownership        50.41%
Premium Class            114 W 47(th)St. Suite 1715
                         New York, NY 10036

Prime Series-            Lehman Brothers Holdings Inc            Direct Ownership        49.59%
Premium Class            745 Seventh Ave.
                         New York, NY 10019

Prime Series-            Investors Financial Services Corp.      Direct Ownership        100%
Institutional Class      200 Clarendon Street
                         Boston, MA 02116

Prime Series-            Investors Financial Services Corp.      Direct Ownership        100%
Investment Class         200 Clarendon Street
                         Boston, MA 02116

Prime Series-            Investors Financial Services Corp.      Direct Ownership        100%
Reserve Class            200 Clarendon Street
                         Boston, MA 02116

Prime Series-            Investors Financial Services Corp.      Direct Ownership        100%
Nottingham Class         200 Clarendon Street
                         Boston, MA 02116

Treasury Series-         Maril & Company                         Direct Ownership        82.41%
Premium Class            Attn: ACM/Fund Accounting
                         11270 W. Park Place
                         Suite 4000
                         Milwaukee, WI 53224

Treasury Series-         Saturn & Company                        Direct Ownership        99.49%
Institutional Class      c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Treasury Series -        Saturn & Company                        Direct Ownership        99.90%
Investment Class         c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Treasury Series -        Investors Financial Services Corp.      Direct Ownership        100%
Reserve Class            200 Clarendon Street
                         Boston, MA 02116

Treasury Series -        Investors Financial Services Corp.      Direct Ownership        100%
Nottingham Class         200 Clarendon Street
                         Boston, MA 02116

Treasury Plus            Maril & Company                         Direct Ownership        90.21%
Series-Premium           Attn: ACM/Fund Accounting
Class                    11270 W. Park Place
                         Suite 4000
                         Milwaukee, WI 53224

Treasury Plus            Saturn & Company                        Direct Ownership        95.30%
Series-Institutional     c/o Investors Bank & Trust Co.
Class                    P.O. Box 9130
                         Boston, MA 02117

Treasury Plus            Saturn & Company                        Direct Ownership        100%
Series-Investment        c/o Investors Bank & Trust Co.
Class                    P.O. Box 9130
                         Boston, MA 02117

Treasury Plus            Investors Financial Services Corp.      Direct Ownership        100%
Series -                 200 Clarendon Street
Reserve Class            Boston, MA 02116

Treasury Plus            Investors Financial Services Corp.      Direct Ownership        100%
Series -                 200 Clarendon Street
Nottingham Class         Boston, MA 02116

U.S. Government          Neuberger Berman LLC                    Direct Ownership        82.21%
Series -                 605 Third Avenue
Premium Class            New York, NY 10158

U.S. Government          Signature 5 Collection Account          Direct Ownership        99.62%
Series -                 200 Clarendon Street
Institutional Class      Boston, MA 02116

U.S. Government          Saturn & Company                        Direct Ownership        100%
Series-                  c/o Investors Bank & Trust Co.
Investment Class         P.O. Box 9130
                         Boston, MA 02117

U.S. Government          Saturn & Company                        Direct Ownership        99.98%
Series-                  c/o Investors Bank & Trust Co.
Reserve Class            P.O. Box 9130
                         Boston, MA 02117

U.S. Government          Investors Financial Services Corp.      Direct Ownership        100%
Series-                  200 Clarendon Street
Nottingham Class         Boston, MA 02116

Municipal Series -       Investors Financial Services Corp.      Direct Ownership        100%
Premium Class            200 Clarendon Street
                         Boston, MA 02116

Municipal Series -       Investors Financial Services Corp.      Direct Ownership        100%
Institutional Class      200 Clarendon Street
                         Boston, MA 02116

Municipal Series -       Saturn & Company                        Direct Ownership        100%
Investment Class         c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Municipal Series -       Investors Financial Services Corp.      Direct Ownership        100%
Reserve Class            200 Clarendon Street
                         Boston, MA 02116

Municipal Series -       Investors Financial Services Corp.      Direct Ownership        100%
Nottingham Class         200 Clarendon Street
                         Boston, MA 02116



Principal Holders is defined by the 1940 Act as the percentage of ownership of each person who owns of record or is known by the Fund to own beneficially 5 percent or more of any one Class of the Fund's outstanding securities. As of April 1, 2006, the following shareholders were deemed to be "principal holders" of the Trust as such term is defined in the 1940 Act.

                                                                 NATURE OF
                         NAME AND ADDRESS OF                     BENEFICIAL                PERCENT
TITLE OF CLASS            BENEFICIAL OWNER                       OWNERSHIP               OF PORTFOLIO
Cash Series -            EMC Bear Stearns Loan Fund              Direct Ownership        8.99%
Premium Class            200 Clarendon Street EVA45
                         Boston, MA 02116

                         EMC Eaton Vance Loan Fund               Direct Ownership        6.95%
                         200 Clarendon Street EVA45
                         Boston, MA 02116

                         GMO Emerging Country Debt               Direct Ownership        6.95%
                         Fund
                         c/o IBT
                         200 Clarendon Street
                         Boston, MA 02116

                         GMO Core Plus Bond Fund                 Direct Ownership        6.94%
                         c/o IBT
                         200 Clarendon Street
                         Boston, MA 02116

                         GMO Emerging Country Debt LP            Direct Ownership        6.57%
                         c/o IBT
                         200 Clarendon Street
                         Boston, MA 02116

                         GMO World Opportunity Overlay           Direct Ownership        6.29%
                         Fund
                         c/o IBT
                         200 Clarendon Street
                         Boston, MA 02116

                         GMO Short Duration Collateral           Direct Ownership        5.04%
                         c/o IBT
                         200 Clarendon Street
                         Boston, MA 02116

Treasury Series -        Marshall & Ilsley Trust Co.             Direct Ownership        13.88%
Premium Class            3925 River Crossing Parkway
                         Suite 200
                         Indianapolis, IN 46240

Treasury Plus            Edward F. Hines                         Direct Ownership        5.10%
Series-Premium           Lianne Marshall 2002 Trust
Class                    Hines & Corley LLC
                         55 Hayden Ave. Suite 3200
                         Lexington, MA 02421

U.S. Government          Bowen David & Co.                       Direct Ownership        8.12%
Series -                 175 Federal Street
Premium Class            Boston, MA 02110

As of April 1, 2006, Trustees and officers of the Trust owned in the aggregate less than 1% of any of the Portfolios.


                      PROXY VOTING POLICIES AND PROCEDURES

If at any time a Fund receives notice of a meeting of shareholders of a Portfolio in which the Fund invests, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.


Proxies for the portfolio securities of the Portfolios are voted in accordance with the Portfolio Trust's proxy voting policies and procedures, which are set forth below:

                              PROXY VOTING POLICY

The Board of Trustees of Merrimac Master Portfolio (the "Fund") has adopted the following the Proxy Voting Policy (the "Policy") for the Fund.

Proxy Voting. The Fund does not intend to invest in voting securities on behalf of each portfolio series except that it may hold shares of investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") ("Investment Companies").

If the Fund receives a proxy for an Investment Company, the Fund intends to vote the proxy as recommended by the Investment Company's trustees or directors. In the event the Fund receives a proxy for an entity other than an Investment Company, the proxy will be presented to the Fund's Board of Trustees (the "Board") and voted according to the Board's instruction.

Deviation from Policy. From time to time the Fund may deviate from the Policy with respect to voting proxies of Investment Companies. In the event a proxy vote with respect to an Investment Company represents a deviation from the Policy, such deviation will be reported to the Board at the next regular meeting of the Board.

Addressing Conflicts of Interest. Whereas the Fund does not intend to invest in voting securities except shares of Investment Companies, the Fund does not expect to encounter conflicts of interest in voting any proxy for a security held in its portfolio. In the event a conflict of interest is identified with respect to any proxy vote, the proxy vote and a description of the event or relationship creating the conflict of interest will be presented to the members of the Board for their consideration. Any proxy for which a conflict of interest has been identified will be voted according the Board's instruction.


Information regarding how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 888-637-7622, or on the Funds' website at www.merrimacmutualfunds.com; and (2) on the SEC website at http://www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS AND SUB-ADVISERS

The Portfolios each retain Investors Bank & Trust Company - Advisory Division (the "Adviser") as their investment adviser. The Investment Adviser Agreements (the "Adviser Agreements") between the Adviser and each of the Portfolios provides that the Adviser will manage the operations of the Portfolios, subject to the policies established by the Board of Trustees of the Trust. The Adviser also provides office space, facilities, equipment and personnel necessary to supervise the Portfolios' operations and pays the compensation of each such Portfolio's officers, employees and directors who are affiliated with the Adviser. The Portfolios each pay the Adviser a unitary fee for the services provided as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that the Portfolios pay the Adviser under the Adviser Agreements, see "Administrator, Transfer Agent and Fund Accountant" below.

Each Portfolio pays the Adviser a fee for its services. The fee paid to the Adviser by each of the Portfolios for the last three fiscal years are as follows:


          PORTFOLIO               2003             2004                2005
Cash Portfolio                 $8,362,114       $8,104,801**       $2,325,657***
Prime Portfolio                   178,000*         764,270            363,766
Treasury Portfolio                598,590          525,789            456,210
Treasury Plus Portfolio         1,333,552        3,033,563          2,709,532
U.S. Government Portfolio         971,903        1,913,232          2,120,688
Municipal Portfolio               365,013          543,998            447,907

  * For the period June 20, 2003 (commencement of operations) to December 31, 2003.
 ** For the fiscal year ended December 31, 2004, the Adviser waived $578,367 of its total management fees of $8,683,168.
*** For the fiscal year ended December 31, 2005, the Adviser waived $958,611 of its total management fees of $3,284,268.



Pursuant to Investment Sub-Adviser Agreements, the Adviser has retained the following Sub-Advisers for each respective Portfolio. Each Sub-Adviser is compensated as shown below by the Adviser at no additional cost to the Portfolios. Subject to the supervision of the Adviser and of the Portfolio Trust's Board of Trustees, the Sub-Advisers furnish to each Portfolio investment research, advice and supervision and determine what securities will be purchased, held or sold by the Portfolios.

Lehman Brothers Asset Management LLC ("LBAM") serves as investment Sub-Adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. For its services, LBAM will receive an annual fee, computed and paid monthly at an annual rate of 0.0675% of the average daily net assets of the Cash, Prime and U.S. Government Portfolios. Prior to May 1, 2005, LBAM received an annual fee, computed and paid monthly, based individually on the average net assets ("ANA") of the Cash Portfolio, the Prime Portfolio and the U.S. Government Portfolio according to the following schedule:


           ASSETS                                           RATE

           First $500 Million............................   0.09%
           Next $500 Million.............................   0.07%
           Over $1 Billion...............................   0.06%


Prior to June 1, 2003, Opus Investment Management, Inc. ("Opus") (formerly Allmerica Asset Management, Inc.) served as investment Sub-Adviser to the Cash Portfolio and the U.S. Government Portfolio. Opus received an annual fee, computed and paid monthly, based individually on the ANA of the Cash Portfolio and the U.S. Government Portfolio according to the schedule in effect prior to May 1, 2005 shown above.

M&I Investment Management Corp. ("M&I") serves as investment Sub-Adviser to the Treasury Portfolio and Treasury Plus Portfolio. For its services M&I will receive an annual fee, computed and paid monthly at an annual rate of 0.08% of the average daily net assets for the Treasury Portfolio and the Treasury Plus Portfolio.

ABN AMRO serves as investment Sub-Adviser to the Municipal Portfolio. For its services ABN AMRO will receive an annual fee, computed and paid monthly, based on the ANA of the Merrimac Municipal Portfolio according to the following schedule:


           ASSETS                                           RATE

           First $75 Million  ...........................   0.12%
           Next $75 Million..............................   0.10%
           Over $150 Million.............................   0.08%

Payments to the Sub-Advisers for each Portfolio by the Adviser during the past three fiscal years were as follows:


                                   2003              2004             2005
LBAM
Cash Portfolio                $1,666,699(1)       $3,031,588(4)     $926,102(5)
Prime Portfolio                   94,387(2)          389,191         162,199
U.S. Government Portfolio        295,746(1)          778,588         881,965

OPUS
Cash Portfolio                 1,484,821(3)           --               --
U.S. Government Portfolio        204,147(3)            --               --

M&I
Treasury Portfolio               281,700             247,430         214,722
Treasury Plus Portfolio          627,577           1,427,588       1,275,255

ABN AMRO
Municipal Portfolio              216,359          300,999            255,782

(1) For the period June 1, 2003 to December 31, 2003.
(2) For the period June 20, 2003 (commencement of operations) to December 31, 2003.
(3) For the period January 1, 2003 to May 31, 2003.
(4) For the fiscal year ended December 31, 2004, LBAM waived $233,058 of its total management fee of $3,264,647.
(5) For the fiscal year ended December 31, 2005, LBAM waived $394,498 of its total management fee of $1,320,601.



The Portfolios bear the expenses of their operations other than those incurred by the Sub-Advisers. Among the other expenses, the Portfolios pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustee fees and expenses.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-Advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-Advisers to the Trust's Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Adviser and the Portfolios to add or terminate Sub-Advisers without shareholder approval.


DISTRIBUTOR


The Funds are distributed by Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated April 30, 2001 and amended November 8, 2001. The Distributor makes itself available to receive purchase orders for the Funds' shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Funds' shares. The Distributor receives no commissions or other compensation from the Funds for its services, but receives compensation from the Adviser for services it performs in acting as the Funds' distributor.


The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 100 Summer Street, Suite 1500, Boston, MA 02110 and is an indirect wholly-owned subsidiary of The BISYS Group, Inc., a publicly held company.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class and the Reserve Class of shares of each Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from each Fund at an annual rate not to exceed 0.10% of the average daily net assets of the Reserve Class of such Fund and at an annual rate not to exceed 0.25% of the average daily net assets of the Investment Class of such Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees") and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto (the "Qualified Distribution Plan Trustees"). The Distribution Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Distribution Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Distribution Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Distribution Plan Trustees.


For the fiscal year ended December 31, 2005 the following was paid under the Distribution Plan:

                                    RESERVE CLASS            INVESTMENT CLASS

CASH PORTFOLIO                         $54,109                   $644,374
PRIME PORTFOLIO                           4                          4
TREASURY PORTFOLIO                        4                       225,649
TREASURY PLUS PORTFOLIO                   4                       188,922
U.S. GOVERNMENT PORTFOLIO              32,060                     663,561
MUNICIPAL PORTFOLIO                       4                       263,010



These fees were used for general marketing activities and payments to third-party wholesalers. Investors Bank & Trust Company, an affiliate of the Trust, received substantially all of the fees paid under the Trust's Distribution Plans for the general marketing activities that it provided.


The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and the Investment Class of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund.

The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Disinterested Trustees who have no direct or indirect financial interest in the operation of the Servicing Plan or in any agreements related thereto (the "Qualified Servicing Plan Trustees"). The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Servicing Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Servicing Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Servicing Plan Trustees.

ADMINISTRATOR, TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT

Investors Bank & Trust Company ("Investors Bank"), serves as Administrator, Transfer Agent and Custodian to the Funds and the Portfolios. The services provided by Investors Bank as administrator include certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. As transfer agent and dividend paying agent, Investors Bank is responsible for issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for each Fund and for maintaining records of holders in interest and for the payment of distributions for each Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act.

IBT Trust Company (Canada) ("IBT Canada") a subsidiary of Investors Bank, serves as fund accounting agent for the Portfolios. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, each Portfolio pays Investors Bank an aggregate fee, at an annual rate of 0.17% of the ANA of such Portfolio. These fees are calculated daily and paid monthly. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Funds each pay Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of ANA of such Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolios usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. A Portfolio seeks to effect any transaction for which it pays a brokerage commission at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.


Allocations of transactions, including their frequency, to various dealers is determined by the respective Sub-Advisers in their best judgment and in a manner deemed to be in the best interest of each of the Funds and the other investors in the Portfolios rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-Advisers. If, however, the Portfolios and other accounts managed by its Sub-Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for that Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other accounts managed by their Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The chart below shows for each Portfolio that held as of December 31, 2005, securities of the Trust's regular brokers or dealers (as defined in the 1940
Act) or their parents, the identity of such brokers or dealers and the value of the Portfolio's aggregate holdings of the securities of each issuer as of such date.



                                                             VALUE OF
  FUND NAME               HOLDING                            HOLDING            NAME OF REGULAR BROKER-DEALER

CASH PORTFOLIO     Morgan Stanley, Dean Witter & Co.      $181,003,946          Morgan Stanley & Co., Inc.

                   Goldman Sachs Group Inc.                 60,000,000          Goldman Sachs & Co.

                   Credit Suisse First Boston USA, Inc.     55,000,052          Credit Suisse First Boston LLC

                   Bear Stearns Companies, Inc.             55,000,000          Bear Stearns & Co. Inc.

                   Citigroup, Inc.                          30,004,016          Citigroup, Inc.

                   Merrill Lynch & Co., Inc.                10,086,853          Merrill Lynch, Pierce,

                                                                                Fenner & Smith Co.

PRIME PORTFOLIO    Credit Suisse First Boston USA, Inc.      5,982,548          Credit Suisse First Boston LLC

                   Citigroup, Inc.                           5,890,448          Citigroup, Inc.

                   Goldman Sachs Group Inc.                  5,000,000          Goldman Sachs & Co.


                         PORTFOLIO HOLDINGS INFORMATION

The Funds and Portfolios view holdings information as sensitive and disclose information about portfolio holdings only in accordance with guidelines approved by the Board of Trustees. The guidelines are designed to permit only disclosures that are consistent with the best interests of the Funds' shareholders. Because of the master-feeder structure, the Funds will have the same underlying portfolio holdings as their respective Portfolios. No current or potential investor, with the exception of the Funds (or their representative), shall be provided information about portfolio holdings on a preferential basis in advance of the provision of that information to other investors.


Portfolio holdings information will be released under the circumstances described below. The receiving parties are required, either by explicit agreement or by virtue of their respective duties to the Funds or Portfolios, to maintain the confidentiality of the information disclosed. There can be no assurance that the policies and procedures adopted by the Funds and Portfolios regarding selective disclosure of portfolio holdings will protect the Funds and Portfolios from potential misuse of that information by the receiving parties. In the event of a conflict of interest between the Funds and Portfolios and third-party service providers relating to the possible disclosure of portfolio holdings information, the Funds' and Portfolios' Chief Compliance Officer shall resolve any conflict of interest in favor of the Funds' and Portfolios' interest.


1. As required by applicable laws, rules or regulations;


2. As appropriate for legitimate business purposes of the Funds or Portfolios (such as to a potential Sub-Adviser for due diligence purposes; disclosure to a newly hired Adviser or Sub-Adviser; disclosure to a rating and ranking agency; disclosure to third-party service providers, such as the administrator, transfer agent, custodian, fund accounting agent, auditors, financial printers or legal counsel, in the normal course of their performance of services for the Funds and Portfolios). Current portfolio holdings information may be periodically provided to these entities to the extent necessary to achieve their respective business purpose; or


3. Otherwise when the disclosure of such information is determined by the Funds' or Portfolios' President or his designee to be in the best interests of Fund or Portfolio shareholders.

Shareholders of the same Fund or Portfolio shall be treated alike in terms of access to portfolio holdings information, which, except as outlined above, shall not be disclosed to any investor prior to the time the same information is disclosed publicly. In general, portfolio holdings information is available to shareholders monthly (within 15 days of month-end), upon request.

No person or entity, including officers of the Funds or Portfolios or employees of the Adviser, Sub-Advisers or other service providers or their affiliates receive any compensation in connection with the disclosure of portfolio holdings information. However, the Funds and Portfolios reserve the right to charge a nominal processing fee, payable to the applicable Fund or Portfolio, to non-shareholders requesting portfolio holdings information. The fee is designed to offset a Fund's or Portfolio's costs in providing such information. No such information shall be provided in violation of the policies described above.

The Board of Trustees has approved these policies and procedures regulating the disclosure of portfolio holdings information. The Board of Trustees shall approve any changes to these policies and procedures as the Board deems necessary, from time to time.

                                 CAPITAL STOCK

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of each Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of independent registered public accounting firm. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio

PURCHASE, REDEMPTION AND VALUATION OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.


The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange and the Federal Reserve Bank are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.


The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

VALUATION OF SHARES

The investment securities in the Portfolios are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price a Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of each Fund at $1.00; however, there can be no assurance that each Fund's NAV will always remain at $1.00 per share.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following discussion summarizes the U.S. Federal income tax law as applicable to a Fund and its shareholders that are "United States persons" as defined in the Internal Revenue Code of 1986, as amended (the "Code") (generally, U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under the Code. This discussion does not address special tax rules applicable to certain classes of investors, such as foreign investors (who may be subject to withholding or other taxes), tax-exempt entities, insurance companies, and financial institutions, nor does it address all of the tax considerations that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

TAXATION OF THE PORTFOLIOS AND THE FUNDS

Each Fund has elected to be a "regulated investment company" ("RIC") under Subchapter M of the Code and is treated as a separate corporation for federal income tax purposes. Each Fund has operated so as to qualify as a RIC and intends to continue to so qualify in the future. As a RIC, a Fund is not liable for federal income taxes on taxable net investment income and capital gain net income (capital gains in excess of capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain in excess of net long-term capital losses. For a Fund to qualify as a RIC it also must abide by all of the following requirements: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer, and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer, or of two or more issuers that are controlled by the Fund and that are treated as engaged in the same or similar trades or businesses or related trades or businesses.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from its corresponding Portfolio. Because a Fund invests its assets in its corresponding Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for its corresponding Fund to satisfy them. Each Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. A Portfolio will make allocations to its corresponding Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund will be deemed (i) to own its proportionate share of each of the assets of its corresponding Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by a Fund during October, November or December of any calendar year and made payable to shareholders of record on a specified date in such month, but paid during the following January. Such distributions will be deemed to have been paid by the Fund and received by shareholders on December 31 of the year the distributions are declared, rather than the year in which the distributions are paid and received.

For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.

If a Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute to its shareholders, at least annually, all or substantially all of its net income, which includes its distributive share of such original issue discount (or market discount) accrued by the Portfolio, to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

A Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund.

TAXATION OF FUND SHAREHOLDERS

Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income under federal income tax laws. The rules that provide for taxation of qualified dividend income at net capital gain rates generally will not apply to dividends from the Funds. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, generally will be taxable to shareholders whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

It is anticipated that, due to the nature of each Portfolio's investments, no portion of any Fund's distributions will generally qualify for the dividends received deduction. A Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of its corresponding Portfolio from stock investments in U.S. domestic corporations.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax, currently at a 28% rate, for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Gain or loss, if any, recognized on the sale or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Generally, a shareholder's gain or loss, if any, will be a long term gain or loss if the shares have been held for more than one year. Since each Fund attempts to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.

Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS IN THE MUNICIPAL SERIES

The Municipal Series intends to qualify to pay "exempt-interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt-interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund, but may have alternative minimum tax consequences.

The interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Municipal Series is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to a share of the Municipal Series and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such share. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Municipal Series. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of the dividends received from the Municipal Series may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income." Shareholders of the Municipal Series should consult their tax advisers to determine whether any portion of the dividends received from the Municipal Series is considered tax exempt in their particular states. Issuers of bonds purchased by the Municipal Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Municipal Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


For the fiscal year ended December 31, 2005, Ernst & Young LLP ("E&Y") served as independent registered public accounting firm to the Trust and the Portfolio Trust. E&Y is responsible for performing annual audits of the financial statements and financial highlights in accordance with U.S. generally accepted accounting standards, and preparation of the Federal tax returns. Additionally, pursuant to Rule 17f-2 of the 1940 Act, three security counts are performed for the Portfolio Trust. The mailing address for E&Y is 200 Clarendon Street, Boston, Massachusetts 02116.


                                    COUNSEL

Goodwin Procter LLP serves as counsel to the Trust and the Portfolio Trust. Sullivan & Worcester LLP serves as counsel to the Trustees of the Trust who are not "interested persons" of the Trust as such term is defined in the 1940 Act.

                              FINANCIAL STATEMENTS


The Funds' financial statements contained in the 2005 Annual Report of the Merrimac Series have been audited by E&Y, independent registered public accounting firm, and are incorporated by reference into this SAI. Copies of the Merrimac Series 2005 Annual Report may be obtained by calling 1-888-637-7622.

                                    APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS


The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's"), Fitch's Ratings ("Fitch") and Dominion Bond Rating Service ("DBRS"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.


Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

Commercial paper rated R-1 (high) is considered by DBRS to be of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

DESCRIPTION OF LONG-TERM DEBT RATINGS

The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following is a description of DBRS's debt instrument ratings:

DBRS long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

Bonds rated "AAA" by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

Bonds rated "AA" by DBRS are considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree.

SHORT TERM MUNICIPAL LOANS.

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG/VMIG-1 group.

                                    PART C

ITEM 23. EXHIBITS:

(a)  (1) Master Trust Agreement, effective as of March 30, 1998 (1)
     (2) Amendment No. 1 to the Master Trust Agreement (3)
     (3) Amendment No. 2 to the Master Trust Agreement (5)
     (4) Amendment No. 3 to the Master Trust Agreement (7)
     (5) Amendment No. 4 to the Master Trust Agreement (11)

(b)  (1) By-Laws (1)
     (2) Amendment No. 1 to the Merrimac Series By-Laws to be filed herein.

(c)      Not Applicable

(d) (1) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank")(Cash Portfolio) (1)

     (2) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Portfolio) (3)

     (3) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Plus Portfolio) (4)

     (4) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (U.S. Government Portfolio) (6)

     (5) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Municipal Portfolio) (7)

     (6) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Prime Portfolio) (12)

     (7) Investment Sub-Adviser Agreement between Investors Bank and Lincoln Capital Fixed Income Management Company, LLC (Cash Portfolio) (12)

     (8) Amendment to Investment Sub-Adviser Agreement between Investors Bank and Lehman Brothers Asset Management LLC (formerly know as Lincoln Capital Fixed Income Management Company, LLC (Cash Portfolio) to be filed herein.

     (9) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Portfolio) (4)

    (10) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Plus Portfolio) (4)

    (11) Investment Sub-Adviser Agreement between Investors Bank and Lincoln Capital Fixed Income Management Company, LLC (U.S. Government Portfolio) (12)

    (12) Amendment to Investment Sub-Adviser Agreement between Investors Bank and Lehman Brothers Asset Management LLC (formerly know as Lincoln Capital Fixed Income Management Company, LLC (U.S. Government Portfolio) to be filed herein.

    (13) Investment Sub-Adviser Agreement between Investors Bank and ABN AMRO Asset Management (USA), Inc. (Municipal Portfolio) (7)

    (14) Investment Sub-Adviser Agreement between Merrimac Master Portfolio and Lincoln Capital Fixed Income Management Company, LLC (Prime Portfolio)
         (12)

    (15) Amendment to Investment Sub-Adviser Agreement between Investors Bank and Lehman Brothers Asset Management LLC (formerly know as Lincoln Capital Fixed Income Management Company, LLC (Prime Portfolio) to be filed herein.

(e) (1) Distribution Agreement between Registrant and Funds Distributor Inc. ("Funds Distributor") (9)

     (2) Amendment to the Distribution Agreement between Registrant and Funds Distributor (9)

(f)      Not Applicable

(g)      Custodian Agreement between Registrant and Investors Bank (3)

(h)  (1) Administration Agreement between Registrant and Investors Bank (3)

     (2) Transfer Agency and Service Agreement between Registrant and Investors Bank (2)

     (3) Amendment to Transfer Agency and Service Agreement between Registrant and Investors Bank (13)

(i)  (1) Opinion and Consent of Counsel (4)

     (2) Opinion and Consent of Counsel (5)

     (3) Opinion and Consent of Counsel (6)

     (4) Opinion and Consent of Counsel (11)

(j) (1) Consent of Independent Auditors, Ernst & Young LLP to be filed herein.

     (2) Power of attorney on behalf of Kevin Sheehan for the Merrimac Master Portfolio (13)

     (3) Power of attorney on behalf of Francis J. Gaul, Jr. for the Merrimac Master Portfolio (13)

     (4) Power of attorney on behalf of Thomas E. Sinton for the Merrimac Master Portfolio (13)

     (5) Power of attorney on behalf of Thomas J. Brown for the Merrimac Master Portfolio (13)

     (6) Power of attorney on behalf of Arthur H. Meehan for the Merrimac Master Portfolio (13)

     (7) Power of attorney on behalf of Kevin Sheehan for the Merrimac Series
         (13)

     (8) Power of attorney on behalf of Francis J. Gaul, Jr. for the Merrimac Series (13)

     (9) Power of attorney on behalf of Thomas E. Sinton for the Merrimac Series (13)

    (10) Power of attorney on behalf of Thomas J. Brown for the Merrimac Series
         (13)

    (11) Power of attorney on behalf of Arthur H. Meehan for the Merrimac Series (13)

(k)      Not Applicable

(l)      Purchase Agreement (2)

(m)  (1) Shareholder Servicing Plan with respect to Institutional Class
         Shares (2)


     (2) Shareholder Servicing Plan with respect to Investment Class Shares (7)

     (3) Shareholder Servicing Agreement with respect to Institutional Class Shares (2)

     (4) Shareholder Servicing Agreement with respect to Investment Class Shares (7)

     (5) Distribution Plan with respect to Investment Class Shares (2)

     (6) Amended Distribution Plan with respect to Investment Class Shares (14)

     (7) Amended Distribution Plan with respect to Investment Class Shares to be filed herein.

     (8) Distribution Plan with respect to Reserve Class Shares (8)

     (9) Amended Distribution Plan with respect to Reserve Class Shares (14)

    (10) Amended Distribution Plan with respect to Reserve Class Shares to be filed herein.

(n)      None

(o)      Amended and Restated Multiple Class Expense Allocation Plan (Rule
         18f-3) (13)

     (1) Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed April 8, 1998 (Accession No. 0001029869-98-000483).

     (2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 18,1998 (Accession No. 0001029869-98-000820).

     (3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed October 30, 1998 (Accession No. 0001029869-98-001219).

     (4) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed February 25, 1999 (Accession No. 0000897436-99-000033).

     (5) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed March 19, 1999 (Accession No. 0000897436-99-000061).

     (6) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on April 19, 2000 (Accession No. 0000897436-00-000160).

     (7) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on March 1, 2001 (Accession No. 0000912057-01-006973).

     (8) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on October 16, 2001 (Accession No. 0000897436-01-500307).

     (9) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on April 25, 2002 (Accession No. 0000950156-02-000179).

    (10) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on October 4, 2002 (Accession No. 0000950156-02-000396).

    (11) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on April 30, 2003 (Accession No. 0000950156-03-000181).

    (12) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 to Registration Statement on Form N-1A filed on April 29, 2004 (Accession No. 0000950156-04-000108).

    (13) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 to Registration Statement on Form N-1A filed on February 28, 2005 (Accession No. 0000950156-05-000100).

    (14) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13 to Registration Statement on Form N-1A filed on April 29, 2005 (Accession No. 0000950156-05-000100).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

As of April 1, 2006, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.

                                                                   NATURE OF
                            NAME AND ADDRESS OF                    BENEFICIAL              PERCENT
TITLE OF CLASS               BENEFICIAL OWNER                      OWNERSHIP             OF PORTFOLIO
--------------               ----------------                      ---------             ------------
Cash Series -            Saturn & Co.                            Direct Ownership           27.73%
Premium Class            c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 0211

Cash Series -            Christian Science Custody               Direct Ownership           94.79%
Institutional Class      c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Cash Series-             Saturn & Company                        Direct Ownership           99.13%
Investment Class         c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Cash Series-             Saturn & Company                        Direct Ownership           99.99%
Reserve Class            c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Cash Series-             Saturn & Company                        Direct Ownership           57.12%
Nottingham Class         c/o IBT IC Mutual Fund
                         Processing
                         200 Clarendon Street
                         Boston MA, 02116

Cash Series-             North Carolina Shareholder              Direct Ownership           40.33%
Nottingham Class         Services LLC
                         116 S Franklin Street
                         Rocky Mount, NC 27804

Prime Series-            Brahms Funding Corp                     Direct Ownership           50.41%
Premium Class            114 W 47th St. Suite 1715
                         New York, NY 10036

Prime Series-            Lehman Brothers Holdings Inc            Direct Ownership           49.59%
Premium Class            745 Seventh Ave.
                         New York, NY 10019

Prime Series-            Investors Financial Services Corp.      Direct Ownership             100%
Institutional Class      200 Clarendon Street
                         Boston, MA 02116

Prime Series-            Investors Financial Services Corp.      Direct Ownership             100%
Investment Class         200 Clarendon Street
                         Boston, MA 02116

Prime Series-            Investors Financial Services Corp.      Direct Ownership             100%
Reserve Class            200 Clarendon Street
                         Boston, MA 02116

Prime Series-            Investors Financial Services Corp.      Direct Ownership             100%
Nottingham Class         200 Clarendon Street
                         Boston, MA 02116

Treasury Series-         Maril & Company                         Direct Ownership           82.41%
Premium Class            Attn: ACM/Fund Accounting
                         11270 W. Park Place
                         Suite 4000
                         Milwaukee, WI 53224

Treasury Series-         Saturn & Company                        Direct Ownership           99.49%
Institutional Class      c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Treasury Series -        Saturn & Company                        Direct Ownership           99.90%
Investment Class         c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Treasury Series -        Investors Financial Services Corp.      Direct Ownership             100%
Reserve Class            200 Clarendon Street
                         Boston, MA 02116

Treasury Series -        Investors Financial Services Corp.      Direct Ownership             100%
Nottingham Class         200 Clarendon Street
                         Boston, MA 02116

Treasury Plus            Maril & Company                         Direct Ownership           90.21%
Series-Premium           Attn: ACM/Fund Accounting
Class                    11270 W. Park Place
                         Suite 4000
                         Milwaukee, WI 53224

Treasury Plus            Saturn & Company                        Direct Ownership           95.30%
Series-Institutional     c/o Investors Bank & Trust Co.
Class                    P.O. Box 9130
                         Boston, MA 02117

Treasury Plus            Saturn & Company                        Direct Ownership             100%
Series-Investment        c/o Investors Bank & Trust Co.
Class                    P.O. Box 9130
                         Boston, MA 02117

Treasury Plus            Investors Financial Services Corp.      Direct Ownership             100%
Series -                 200 Clarendon Street
Reserve Class            Boston, MA 02116

Treasury Plus            Investors Financial Services Corp.      Direct Ownership             100%
Series -                 200 Clarendon Street
Nottingham Class         Boston, MA 02116

U.S. Government          Neuberger Berman LLC                    Direct Ownership           82.21%
Series -                 605 Third Avenue
Premium Class            New York, NY 10158

U.S. Government          Signature 5 Collection Account          Direct Ownership           99.62%
Series -                 200 Clarendon Street
Institutional Class      Boston, MA 02116

U.S. Government          Saturn & Company                        Direct Ownership             100%
Series-                  c/o Investors Bank & Trust Co.
Investment Class         P.O. Box 9130
                         Boston, MA 02117

U.S. Government          Saturn & Company                        Direct Ownership           99.98%
Series-                  c/o Investors Bank & Trust Co.
Reserve Class            P.O. Box 9130
                         Boston, MA 02117

U.S. Government          Investors Financial Services Corp.      Direct Ownership             100%
Series-                  200 Clarendon Street
Nottingham Class         Boston, MA 02116

Municipal Series -       Investors Financial Services Corp.      Direct Ownership             100%
Premium Class            200 Clarendon Street
                         Boston, MA 02116

Municipal Series -       Investors Financial Services Corp.      Direct Ownership             100%
Institutional Class      200 Clarendon Street
                         Boston, MA 02116

Municipal Series -       Saturn & Company                        Direct Ownership             100%
Investment Class         c/o Investors Bank & Trust Co.
                         P.O. Box 9130
                         Boston, MA 02117

Municipal Series -       Investors Financial Services Corp.      Direct Ownership             100%
Reserve Class            200 Clarendon Street
                         Boston, MA 02116

Municipal Series -       Investors Financial Services Corp.      Direct Ownership             100%
Nottingham Class         200 Clarendon Street
                         Boston, MA 02116

ITEM 25. INDEMNIFICATION.

Under Article VI, Section 6.4 of the Registrant's Master Trust Agreement to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or
(iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

INVESTORS BANK & TRUST COMPANY - ADVISORY DIVISION, serves as the investment adviser to the Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the U.S. Government Portfolio and the Merrimac Municipal Portfolio. The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-60166).

LEHMAN BROTHERS ASSET MANAGEMENT LLC serves as the investment sub-adviser to the Merrimac Cash Portfolio, the Merrimac Prime Portfolio and the Merrimac U.S. Government Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-61757).

M&I INVESTMENT MANAGEMENT CORP. serves as the investment sub-adviser to the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-9118).

ABN AMRO ASSET MANAGEMENT, INC. serves as the investment sub-adviser to the Merrimac Municipal Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-38371).

27. PRINCIPAL UNDERWRITER.

(a) Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following investment companies:

GMO Trust
Merrimac Series
PayPal
The Munder Series Trust
TD Waterhouse Family of Funds, Inc.
TD Waterhouse Trust
TD Waterhouse Plus Funds, Inc.

(b) Information regarding FDI is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

      SEC File #       CRD # on Form BD
      ----------       ----------------
      8-20518          7174

 FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 100 Summer St., 15(th) Floor, Boston, Massachusetts 02110. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Series, the Merrimac Prime Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series the Merrimac U.S. Government and the Merrimac Municipal Series are collectively referred to as the "Funds" and the Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio the Merrimac U.S. Government Portfolio and the Merrimac Municipal Portfolio are collectively referred to as the "Portfolios").

Investors Bank & Trust Company - Advisory Division
200 Clarendon Street
Boston, MA 02116

(Investment Adviser to the Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio and the Merrimac Municipal Portfolio; Administrator, Transfer Agent and Custodian for the Funds and the Portfolios).

Lehman Brothers Asset Management LLC
260 Franklin Street, 14(th) Floor
Boston, MA 02110


(Investment Sub-Adviser to the Merrimac Cash Portfolio, the Merrimac Prime Portfolio and the Merrimac U.S. Government Portfolio)

M&I Investment Management Corp.
111 East Kilbourn Avenue
Milwaukee, Wisconsin 53202-6629
(Investment Sub-Adviser to the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio)

ABN AMRO Asset Management, Inc.
208 South LaSalle Street, 4(th) Floor
Chicago, IL 60604
(Investment Sub-Adviser to the Merrimac Municipal Portfolio)

IBT Trust Company (Canada)
1 First Canadian, King Street West
Suite 2800
P.O. Box 231
Toronto, CA M5X1C8
(Fund Accountant for the Portfolios)

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES

Merrimac Master Portfolio (the "Portfolio Trust") has duly caused this Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Merrimac Series to be signed on behalf of the Portfolio Trust by the undersigned, thereto duly authorized on the 24th day of April, 2006.

MERRIMAC MASTER PORTFOLIO

By: /s/ Paul J. Jasinski
    -----------------------------
        Paul J. Jasinski
        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated and on the 24th day of April, 2006.

     /s/ Paul J. Jasinski
     --------------------------------------
     Paul J. Jasinski
     President of the Portfolio Trust

     /s/ John F. Pyne
     --------------------------------------
     John F. Pyne
     Treasurer and Chief Financial Officer
     of the Portfolio Trust

     /s/ Kevin J. Sheehan
     --------------------------------------
     Kevin J. Sheehan*
     Trustee of the Portfolio Trust

     /s/ Thomas E. Sinton
     --------------------------------------
     Thomas E. Sinton*
     Trustee of the Portfolio Trust

     /s/ Francis J. Gaul, Jr.
     --------------------------------------
     Francis J. Gaul, Jr. *
     Trustee of the Portfolio Trust

     /s/ Thomas J. Brown
     --------------------------------------
     Thomas J. Brown. *
     Trustee of the Portfolio Trust

     /s/ Arthur H. Meehan
     --------------------------------------
     Arthur H. Meehan. *
     Trustee of the Portfolio Trust

*By: /s/ Paul J. Jasinski
     --------------------------------------
     Paul J. Jasinski
     As attorney-in-fact

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, as amended, the Merrimac Series (the "Trust") certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 24th day of April, 2006.

MERRIMAC SERIES

By: /s/ Paul J. Jasinski
    -----------------------------
    Paul J. Jasinski
    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 24th day of April, 2006.

     /s/ Paul J. Jasinski
     --------------------------------------
     Paul J. Jasinski
     President of the Trust

     /s/ John F. Pyne
     John F. Pyne
     --------------------------------------
     Treasurer and Chief Financial Officer
     of the Trust

     /s/ Kevin J. Sheehan
     --------------------------------------
     Kevin J. Sheehan*
     Trustee of the Trust

     /s/ Francis J. Gaul, Jr.
     --------------------------------------
     Francis J. Gaul, Jr.*
     Trustee of the Trust

     /s/ Thomas E. Sinton
     --------------------------------------
     Thomas E. Sinton *
     Trustee of the Trust

     /s/ Thomas J. Brown
     --------------------------------------
     Thomas J. Brown. *
     Trustee of the Portfolio Trust

     /s/ Arthur H. Meehan
     --------------------------------------
     Arthur H. Meehan. *
     Trustee of the Portfolio Trust

*By: /s/ Paul J. Jasinski
     --------------------------------------
     Paul J. Jasinski
     As attorney-in fact

                                 Exhibit Index

Exhibit No.       Description
-----------------------------

(b)(2)            Amended By-Laws

(d)(8) Amendment to Investment Sub-Advisory Agreement with Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC) for the Cash Portfolio

(d)(12) Amendment to Investment Sub-Advisory Agreement with Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC) for the U.S. Government Portfolio

(d)(15) Amendment to Investment Sub-Advisory Agreement with Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC) for the Prime Portfolio

(m)(7)            Amended Distribution Plan with respect to Investment Class
                  Shares

(m)(10)           Amended Distribution Plan with respect to Reserve Class
                  Shares

(j)(1)            Consent of Independent Auditors, Ernst & Young LLP